As filed with the Securities and Exchange Commission on March 31, 2016

  File No. 033-09504
  File No. 811-04878

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933

  POST-EFFECTIVE AMENDMENT NO. 113

  AND

  REGISTRATION STATEMENT UNDER THE

  INVESTMENT COMPANY ACT OF 1940

  AMENDMENT NO. 115

  SEI INSTITUTIONAL MANAGED TRUST

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(610) 676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Copies to:

Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

   ☒  immediately upon filing pursuant to paragraph (b)
   ☐  on [date] pursuant to paragraph (b)
   ☐  60 days after filing pursuant to paragraph (a)(1)
   ☐  on [date] pursuant to paragraph (a)(1)
   ☐  75 days after filing pursuant to paragraph (a)(2)
   ☐  on [date] pursuant to paragraph (a)(2) of rule 485.

  If appropriate check the following box:

  ☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SEI / PROSPECTUS

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

FUND SUMMARY
CONSERVATIVE INCOME FUND	1
TAX-FREE CONSERVATIVE INCOME FUND	5
Purchase and Sale of Fund Shares	9
Tax Information	9
Payments to Broker-Dealers and Other Financial Intermediaries	9
MORE INFORMATION ABOUT INVESTMENTS	9
MORE INFORMATION ABOUT RISKS	10
Risk Information Common to the Funds	10
More Information About Principal Risks	10
GLOBAL ASSET ALLOCATION	14
INVESTMENT ADVISER	15
SUB-ADVISER	16
Information About Fee Waivers	17
Sub-Adviser and Portfolio Managers	17
Legal Proceedings	18
PURCHASING, EXCHANGING AND SELLING FUND SHARES	19
HOW TO PURCHASE FUND SHARES	19
Pricing of Fund Shares	20
Frequent Purchases and Redemptions of Fund Shares	22
Foreign Investors	23
Customer Identification and Verification and Anti-Money Laundering Program	23
HOW TO EXCHANGE YOUR FUND SHARES	24
HOW TO SELL YOUR FUND SHARES	24
Receiving Your Money	25
Redemptions in Kind	25
Suspension of Your Right to Sell Your Shares	25
Large Redemptions	25
Telephone Transactions	25
DISTRIBUTION OF FUND SHARES	26
SERVICE OF FUND SHARES	26
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	26
DIVIDENDS, DISTRIBUTIONS AND TAXES	26
Dividends and Distributions	26
Taxes	27
FINANCIAL HIGHLIGHTS	29
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

SEI / PROSPECTUS

CONSERVATIVE INCOME FUND

Fund Summary

Investment Goal

Principal preservation and a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.49%^
Total Annual Fund Operating Expenses	0.59%

^ Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Conservative Income Fund — Class A Shares	$60	$189

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. Because the Fund is new, no portfolio turnover information has been provided.

Principal Investment Strategies

Under normal circumstances, the Conservative Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated debt securities that the Fund's sub-adviser (the Sub-Adviser) believes present minimal credit risks to the Fund.

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Under normal market conditions, the Fund will primarily invest in short-term US dollar denominated debt securities, including: (i) commercial paper, corporate bonds and asset-based securities of U.S. and foreign issuers; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, US banks or US branches or non-US branches of foreign banks; (iii) short-term obligations issued by state and local governments; (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (v) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations). The Fund may also enter into fully-collateralized repurchase agreements. Although the Fund may invest in securities with any maturity or duration, the Fund generally seeks to maintain a weighted average maturity of 90 days or less.

Under normal circumstances, the Fund will invest at least 25% of its assets in securities issued by companies in the financial services industry, but may invest less than 25% of its assets in this industry as a temporary defensive measure.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Through analysis of both macroeconomic factors and individual company attributes, the Sub-Adviser seeks to invest in securities that are marketable and liquid, offer competitive yields, and are of issuers that represent low credit risk. In selecting securities, the Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.

The Fund is not a money market fund and does not seek to maintain a stable net asset value.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Concentration Risk — A downturn in the financial services industry would impact the Fund more than a portfolio that does not concentrate in securities issued by companies in the financial services industry.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Financial Services Industry Risk — The Fund's portfolio is concentrated in investments in securities issued by companies in the financial services industry. The financial services industry is subject to extensive government regulation. Profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Financial services companies are highly

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dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund's net asset value per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Although the Fund may have an investment portfolio of short-term debt securities that is similar to the investment portfolios of many money market funds, the Fund is not a money market fund, does not seek to maintain a stable net asset value per share, and does not provide investors with the same regulatory protections as a money market fund. Under normal conditions, the Fund's investments may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund's investments. Certain of the Fund's investments may not be permitted investments of a money market fund.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although the Fund's repurchase agreement transactions will be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

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U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2016	Portfolio Manager
Erin Garrett	Since 2016	Assistant Portfolio Manager

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BlackRock Advisors, LLC	Richard Mejzak, CFA Eric Hiatt, CFA, FRM	Since 2016 Since 2016	Managing Director of BlackRock, Inc. Director of BlackRock, Inc.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 9 of this prospectus.

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TAX-FREE CONSERVATIVE INCOME FUND

Fund Summary

Investment Goal

Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from federal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.49%^
Total Annual Fund Operating Expenses	0.59%

^ Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Tax-Free Conservative Income Fund — Class A Shares	$60	$189

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. Because the Fund is new, no portfolio turnover information has been provided.

Principal Investment Strategies

Under normal circumstances, the Tax-Free Conservative Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in US dollar-denominated municipal securities that the Fund's sub-adviser (the Sub-Adviser) believes present minimal credit risks to the Fund

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and that pay interest that (i) is exempt from federal income taxes and (ii) is not taxable under the federal alternative minimum tax applicable to individuals. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

Under normal market conditions, the Fund will primarily invest in short-term US dollar-denominated debt securities including: US municipal bonds, notes, variable rate demand notes, tender option bonds, floating rate notes, industrial development bonds, pre-refunded bonds and commercial paper. The Fund may also, to a limited extent, invest in repurchase agreements and securities subject to the alternative minimum tax or in debt securities subject to federal income tax. Although the Fund may invest in securities with any maturity or duration, the Fund generally seeks to maintain a weighted average maturity of 90 days or less.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Through analysis of both macroeconomic factors and individual company attributes, the Sub-Adviser seeks to invest in securities that are marketable and liquid, offer competitive yields, and are of issuers that represent low credit risk. In selecting securities, the Sub-Adviser considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.

The Fund is not a money market fund and does not seek to maintain a stable net asset value.

Principal Risks

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

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Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. During periods when interest rates are low, the Fund's yield (and total return) also will be low and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund's net asset value per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Although the Fund may have an investment portfolio of short-term debt securities that is similar to the investment portfolios of many money market funds, the Fund is not a money market fund, does not seek to maintain a stable net asset value per share, and does not provide investors with the same regulatory protections as a money market fund. Under normal conditions, the Fund's investments may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund's investments. Certain of the Fund's investments may not be permitted investments of a money market fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Municipal obligations may be underwritten or guaranteed by a relatively small number of financial services firms, so changes in the municipal securities market that affect those firms may decrease the availability of municipal instruments in the market, thereby making it difficult for the Sub-Adviser to identify and obtain appropriate investments for the Fund's portfolio. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

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Repurchase Agreement Risk — Although the Fund's repurchase agreement transactions will be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2016	Portfolio Manager
Erin Garrett	Since 2016	Assistant Portfolio Manager

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BlackRock Advisors, LLC	William Henderson, Jr.	Since 2016	Managing Director of BlackRock, Inc.
	Kelli Joyce	Since 2016	Vice President of BlackRock, Inc.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 9 of this prospectus.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class A Shares is $100,000 with minimum subsequent investments of $1,000. Such minimums may be waived at the discretion of SEI Investments Management Corporation, the Funds' adviser (SIMC or the Adviser). Notwithstanding the foregoing, a higher minimum investment amount may be required for certain types of investors to be eligible to invest in Class A Shares, as set forth in "Purchasing, Exchanging and Selling Fund Shares" on page 19. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Conservative Income Fund generally are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

The Tax-Free Conservative Income Fund expects a portion of its distributions to consist of exempt-interest dividends that are exempt from federal income tax and that may also be exempt from certain state and/or local income taxes, depending on an investor's state of residence. The Fund, however, expects to invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities and certain other instruments.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and a sub-adviser (the Sub-Adviser), who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goals.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Adviser use under normal conditions; however, each Fund may also invest in other securities, use other strategies or engage in other investment practices. These investments and strategies are described in more detail in the Funds' Statement of Additional Information (SAI).

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Each of the Conservative Income Fund's and Tax-Free Conservative Income Fund's investment goals and investment strategies are not fundamental and, therefore, may be changed by the Fund's Board of Trustees (Board) without shareholder approval. Not withstanding the foregoing, the Tax-Free Conservative Income Fund has adopted a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments the income from which is exempt from federal income tax.

For temporary defensive or liquidity purposes during unusual economic or market conditions, a Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that may not ordinarily be consistent with a Fund's strategies. A Fund will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. During such time, a Fund may not achieve its investment goal.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Adviser, as applicable, make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the price of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — Asset-backed securities are securities that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. Asset-backed securities include mortgage-backed securities, but the term is more commonly used to refer to securities supported by non-mortgage assets such as auto loans, motor vehicle leases, student loans, credit card receivables, floorplan receivables, equipment leases and peer-to-peer loans. The assets are removed from any potential bankruptcy estate of an operating company through the true sale of the assets to an issuer that is a special purpose entity, and the issuer obtains a perfected security interest in the assets. Payments of principal of and interest on asset-backed securities rely entirely on the performance of the underlying assets. Asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those securities, the Funds will incur losses. In addition, asset-backed securities entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities.

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Losses may be greater for asset-backed securities that are issued as "pass-through certificates" rather than as debt securities because those types of certificates only represent a beneficial ownership interest in the related assets and their payment is based primarily on collections actually received. For asset-backed securities as a whole, if a securitization issuer defaults on its payment obligations due to losses or shortfalls on the assets held by the issuer, a sale or liquidation of the assets may not be sufficient to support payments on the securities and a Fund, as a securityholder, may suffer a loss.

There is a limited secondary market for asset-backed securities. Consequently, it may be difficult for the Funds to sell or realize profits on those securities at favorable times or for favorable prices.

Concentration — With respect to the Conservative Income Fund, for purposes of the industry concentration limitation specified in the SAI: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

Corporate Fixed Income Securities — Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. The Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Duration — Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed income securities in which a portfolio may invest are more volatile than shorter-term fixed income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

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Extension — Investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds may exhibit additional volatility.

Financial Services Industry — The Conservative Income Fund's portfolio is concentrated in investments in securities issued by companies in the financial services industry. Companies in the financial services industry include companies involved in activities such as banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates. The financial services industry is subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments financial services companies can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Financial services companies are highly dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations. Losses resulting from financial difficulties of borrowers also can negatively affect the profitability of financial services companies. Regulatory changes within the financial services industry may make it more difficult for the Sub-Adviser to analyze investments in this industry.

Fixed Income Markets — The Funds may be subject to the risks of investing in fixed income markets. The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, a Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve's decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by a Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment — Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market and frontier market

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countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to "frontier countries," which are a subset of emerging market countries with even smaller national economies.

Foreign Sovereign Debt Securities — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate — Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style — Investment style risk is the risk that a Fund's investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Market — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. A Fund's net asset value per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Although a Fund may have an investment portfolio of short-term debt securities that is similar to the investment portfolios of many money market funds, each Fund is not a money market fund, does not seek to maintain a stable net asset value per share, and does not provide investors with the same regulatory protections as a money market fund. Under normal conditions, the Fund's investments may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund's investments. Certain of a Fund's investments may not be permitted investments of a money market fund.

Municipal Securities — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value.

Longer-term securities generally respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of a Fund's holdings. As a result, a Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a

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mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of a Fund's securities.

Opportunity — The Funds may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.

Prepayment — Fund investments in fixed income securities are subject to prepayment risk. In a declining interest rate environment, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Puerto Rico Investment — To the extent a Fund invests in Puerto Rico municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Funds. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico's municipal issuers, are likely to affect each Fund's performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico's economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico's economy relative to other economies that depend less on tourism.

Repurchase Agreement — Although repurchase agreement transactions will be fully collateralized at all times, they generally create leverage and involve some counterparty risk to a Fund whereby a defaulting counterparty could delay or prevent a Fund's recovery of collateral.

U.S. Government Securities — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

GLOBAL ASSET ALLOCATION

The Funds and other funds managed by SIMC are used within global asset allocation strategies (Strategies) that SIMC constructs and maintains for certain clients (Strategy Clients). The Funds are designed in part to be used as a component within those Strategies. The degree to which a Strategy Client's portfolio is invested in the particular market segments and/or asset classes represented by the Funds and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

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Within the Strategies, SIMC periodically adjusts the target allocations among the Funds and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds and other funds. Because a large portion of the assets in the Funds and other funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could, in certain cases, have a detrimental effect on the Funds if they are being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

INVESTMENT ADVISER

SIMC, a Securities and Exchange Commission (SEC) registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. As of December 31, 2015, SIMC had approximately $151.16 billion in assets under management.

The Funds are managed by SIMC and a Sub-Adviser. SIMC acts as a "manager of managers" of the Funds and, subject to the oversight of the Board, is responsible for:

— researching and recommending to the Board, the hiring, termination and replacement of sub-advisers;

— allocating, on a continuous basis, assets of a Fund among the sub-advisers (to the extent a Fund has more than one sub-adviser);

— monitoring and evaluating the Sub-Adviser's performance;

— overseeing the Sub-Adviser to ensure compliance with the Funds' investment objectives, policies and restrictions; and

— monitoring the Sub-Adviser's adherence to its investment style.

SIMC acts as manager of managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds' shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Funds. The Board supervises SIMC and the Sub-Adviser and establishes policies that they must follow in their management activities.

SIMC sources, analyzes, selects and monitors a wide array of sub-advisers across multiple asset classes. Differentiating manager skill from market-generated returns is one of SIMC's primary objectives, as it seeks to identify sub-advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a sub-adviser will execute a given investment mandate; defines environments in which the strategy is likely to outperform or underperform; and seeks to identify the relevant factors behind a sub-adviser's performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a sub-adviser.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment

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managers implementing them. The allocation to a given investment manager is based on SIMC's analysis of the manager's particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager's investment strategy. SIMC measures and allocates to sub-advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source fund.

The following portfolio managers are primarily responsible for the oversight of the Sub-Adviser of the Conservative Income and Tax-Free Conservative Income Funds, including recommending the hiring and termination of such Sub-Adviser.

Richard Bamford serves as portfolio manager for the Conservative Income and Tax-Free Conservative Income Funds. Mr. Bamford serves as a Portfolio Manager for the Fixed Income team within SIMC's Investment Management Unit. Mr. Bamford is responsible for investment grade debt and municipal bond portfolios. Mr. Bamford's duties include manager analysis and selection, strategy development and enhancement as well as investment research. Mr. Bamford has over 19 years of experience in investment management. Prior to joining SEI in 1999, Mr. Bamford worked as a Municipal Credit Analyst for Vanguard. Mr. Bamford received a Bachelor of Science in Economics/Finance and Accounting from the University of Scranton and a Master of Business Administration with a concentration in Finance from St. Joseph's University.

Erin Garrett serves as assistant portfolio manager for the Conservative Income and Tax-Free Conservative Income Funds. Ms. Garrett serves as an Assistant Portfolio Manager for the SEI US Investment Grade fixed income strategies within SIMC's Investment Management Unit. In this capacity, Ms. Garrett primarily oversees daily cash flows, portfolio exposures, portfolio risks, and performance attribution. In her prior role, Ms. Garrett was an Analyst on the Global Fixed Income team, responsible for in-depth due diligence on existing and prospective investment managers for SEI's US fixed-income portfolios. Ms. Garrett earned a Bachelor of Science in Business Administration/Finance from the Villanova University School of Business and a Master of Business Administration magna cum laude from Villanova University.

SUB-ADVISER

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. The Sub-Adviser must also operate within each Fund's investment objective, restrictions and policies, and within specific guidelines and instructions established by SIMC from time to time. The Sub-Adviser is responsible for managing only the portion of the Funds allocated to it by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (as described below).

Each Fund will pay SIMC advisory fees, as a percentage of the average net assets of the Fund, at the following annual rates:

	Expected Investment Advisory Fees	Expected Investment Advisory Fees After Fee Waivers
Conservative Income Fund	0.10%	0.10%
Tax-Free Conservative Income Fund	0.10%	0.10%

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A discussion regarding the basis of the Board's approval of the Funds' investment advisory and sub-advisory agreements will be available in the Funds' Semi-Annual Report, which will cover the period of October 1, 2015 through March 31, 2016 and the Funds' Annual Report, which will cover the period from October 1, 2015 to September 30, 2016.

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and each Fund are therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Fee Waivers

The Funds' total annual fund operating expenses of the Class A Shares of the Funds for the current fiscal year are expected to be less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because SIMC, the Funds' administrator and/or the Funds' distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The voluntary waivers of the Funds' adviser, Funds' administrator and/or the Funds' distributor are limited to the Funds' direct operating expenses and, therefore, will not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). In addition, some Funds may participate in a commission recapture program where the Funds' trades may be executed through the Funds' distributor, and a portion of the commissions paid on those trades are then used to pay the Funds' expenses. The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds' total annual fund operating expenses for the current fiscal year are expected to be as follows:

Fund Name — Class A Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Conservative Income Fund	0.59%	0.30%	0.30%	0.30%
Tax-Free Conservative Income Fund	0.59%	0.30%	0.30%	0.30%

* AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Funds through their investments in other investment companies during the current fiscal year.

Sub-Adviser and Portfolio Managers

CONSERVATIVE INCOME FUND:

BlackRock Advisors, LLC: BlackRock Advisors, LLC ("BAL"), 100 Bellevue Parkway, Wilmington, Delaware 19809, an indirect, wholly-owned subsidiary of BlackRock, Inc., provides investment services to the Conservative Income Fund pursuant to an investment sub-advisory agreement. BAL was organized in

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1994 to perform advisory services for investment companies. As of December 31, 2015, assets under management were approximately $4.65 trillion for BAL and its affiliates. Richard Mejzak, CFA and Eric Hiatt, CFA, FRM manage the portion of the Conservative Income Fund's assets allocated to BAL. Mr. Mejzak has been a Managing Director of BlackRock, Inc. since 2008. Prior to his appointment as Managing Director, Mr. Mejzak was a Director of BlackRock, Inc. from 2006 to 2007. Mr. Mejzak serves as Co-chair of the Rule 2a-7 Investment Strategy and Risk Committee and is a Member of the Cash and Securities Lending Credit Committee. Mr. Hiatt has been a Director of BlackRock, Inc. since 2012. Prior to his appointment as Director, Mr. Hiatt was a Senior Vice President and Portfolio Manager at Dwight Asset Management from 2009 to 2012.

TAX-FREE CONSERVATIVE INCOME FUND:

BlackRock Advisors, LLC: BAL, 100 Bellevue Parkway, Wilmington, Delaware 19809, an indirect, wholly-owned subsidiary of BlackRock, Inc., provides investment services to the Tax-Free Conservative Income Fund pursuant to an investment sub-advisory agreement. BAL was organized in 1994 to perform advisory services for investment companies. As of December 31, 2015, assets under management were approximately $4.65 trillion for BAL and its affiliates. William Henderson, Jr. and Kelli Joyce manage the portion of the Tax-Free Conservative Income Fund's assets allocated to BAL. Mr. Henderson has been a Managing Director of BlackRock, Inc. since 2004. Prior to his appointment as Managing Director, Mr. Henderson was a Director of BlackRock, Inc. from 2000 to 2003. Mr. Henderson is a member of the Municipal Bond Operating Committee and the Global Cash Management Credit Committee. Ms. Joyce has been a Vice President of BlackRock, Inc. since 2013. Prior to her appointment as a Vice President, Ms. Joyce was an Associate of BlackRock, Inc. from 2010 to 2012.

The Funds' SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Fund shares.

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was initially filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania (the "Court") on December 11, 2013. On August 28, 2014, the Court granted SIMC's motion to dismiss the initial complaint in the lawsuit, but also granted plaintiffs leave to amend the complaint. On October 2, 2014, plaintiffs filed an amended complaint. In the amended complaint, SEI Investments Global Funds Services ("SGFS") was added as a defendant. On July 13, 2015, the Court denied SIMC's motion to dismiss the amended complaint, and granted the motion to dismiss with respect to SGFS. On September 18, 2015, a second amended complaint was filed that seeks to remedy a technical deficiency in the amended complaint. The plaintiffs bring the case as a shareholder derivative action against SIMC and SGFS on behalf of certain SEI funds. The claims were based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund or its affiliates for an alleged breach of fiduciary duty with respect to compensation received by the adviser or its affiliates. The plaintiffs bring the suit against SIMC and SGFS with respect to five specific SEI Funds: the International Equity Fund, which is a series of the SEI Institutional International Trust, the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of this Trust, and the Intermediate-Term Municipal Fund, which is a series of the SEI Tax Exempt Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged "excessive" fees earned by SIMC and SGFS beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC and SGFS allegedly violated Section 36(b) and enjoining SIMC and

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SGFS from further alleged violations; and (3) rescission of SIMC's and SGFS's contracts with the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC continues to dispute the claims, and intends to continue to vigorously defend the matter.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

The following sections tell you how to purchase, exchange and sell (sometimes called redeem) Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase, sell or exchange Class A Shares by placing orders with the Transfer Agent or the Funds' authorized agent. Institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which classes of shares are available to you.

Each Fund calculates its net asset value per share (NAV) once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV per share, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV per share next determined after the intermediary receives the request if

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transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. You may obtain the current NAV of a Fund by calling 1-800-DIAL-SEI.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV, with the exception of exchange-traded funds, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds' Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds' Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

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Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or the Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or the Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or the Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds' Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated sub-committee. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open, or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer's industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

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The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or the Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities, to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  If the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

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ii.  If a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason, without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds may be sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

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Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

An authorized financial institution or intermediary may exchange Class A Shares of any Fund for Class A Shares of any other fund of SEI Institutional Managed Trust on any Business Day by placing orders with the Transfer Agent or the Fund's authorized agent. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one Fund and buying shares of another Fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the Fund into which you are exchanging and any other limits on sales of or exchanges into that Fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund.

When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of

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each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days to make a payment. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would bear the risk of the securities that are distributed to you declining in value between the time they are distributed and the time they are sold.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, if the SEC declares an emergency or for other reasons, as permitted by the 1940 Act and the rules and regulations promulgated thereunder. More information about such suspension can be found in the SAI.

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

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DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may compensate these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

SERVICE OF FUND SHARES

The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class A Shares that allows such shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such shares at an annual rate of up to 0.25% of average daily net assets of the Class A Shares. The Service Plan provides that shareholder service fees on Class A Shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services with respect to Class A Shares.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Funds can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds declare dividends daily and distribute their investment income monthly. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

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Taxes

Please consult your tax advisor regarding your specific questions about U.S. federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should consult your tax advisor regarding the rules governing your own retirement plan. Note, the Tax-Free Conservative Income Fund is generally not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

Federal income tax law imposes an alternative minimum tax with respect to corporations, individuals, trusts and estates. Interest on certain municipal securities, such as certain private activity bonds, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. If a Fund receives income from such municipal securities, a portion of the dividends paid by such Fund, although exempt from regular federal income tax, will be taxable to shareholders whose tax liabilities are determined under the federal alternative minimum tax. The Funds will annually provide a report indicating the percentage of each Fund's income attributable to municipal securities and the percentage includable in federal alternative minimum taxable income.

At least annually, each Fund intends to distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.

Dividends that are qualified dividend income are currently eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). It is expected that distributions from the Funds will primarily consist of ordinary income and that distributions from the Funds will generally not be eligible for the lower tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 20%. Once a year the Funds (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors.

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Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares or disallowed to the extent of the amount of exempt-interest dividends received by a shareholder.

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. Each Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

The Funds (or their administrative agents) must report to the Internal Revenue Service (IRS) and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Funds (or their administrative agent) are also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of such Fund's shares, each Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, a Fund will use a default cost basis method which has been separately communicated to you. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

The Funds' SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

As of March 31, 2016, the Class A Shares of the Conservative Income and Tax-Free Conservative Income Funds had not yet commenced operations. Accordingly, financial highlights are not available.

29

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103-2921

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated March 31, 2016 includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Trust makes available its SAI and Annual and Semi-Annual Reports, free of charge, on or through the Funds' website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-04878.

March 31, 2016

PROSPECTUS

SEI Institutional Managed Trust

Class A Shares

›  Conservative Income Fund (COIAX)

›  Tax-Free Conservative Income Fund (TFCAX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A Shares of the Funds are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI-F-201 (3/16)

seic.com

SEI / PROSPECTUS

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

FUND SUMMARY
CONSERVATIVE INCOME FUND	1
TAX-FREE CONSERVATIVE INCOME FUND	5
Purchase and Sale of Fund Shares	9
Tax Information	9
Payments to Broker-Dealers and Other Financial Intermediaries	9
MORE INFORMATION ABOUT INVESTMENTS	9
MORE INFORMATION ABOUT RISKS	10
Risk Information Common to the Funds	10
More Information About Principal Risks	10
GLOBAL ASSET ALLOCATION	14
INVESTMENT ADVISER	15
SUB-ADVISER	16
Information About Fee Waivers	17
Sub-Adviser and Portfolio Managers	17
Legal Proceedings	18
PURCHASING, EXCHANGING AND SELLING FUND SHARES	19
HOW TO PURCHASE FUND SHARES	19
Pricing of Fund Shares	20
Frequent Purchases and Redemptions of Fund Shares	22
Foreign Investors	24
Customer Identification and Verification and Anti-Money Laundering Program	24
HOW TO EXCHANGE YOUR FUND SHARES	24
HOW TO SELL YOUR FUND SHARES	25
Receiving Your Money	25
Redemptions in Kind	25
Suspension of Your Right to Sell Your Shares	25
Large Redemptions	25
Telephone Transactions	26
DISTRIBUTION OF FUND SHARES	26
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	26
DIVIDENDS, DISTRIBUTIONS AND TAXES	27
Dividends and Distributions	27
Taxes	27
FINANCIAL HIGHLIGHTS	29
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

SEI / PROSPECTUS

CONSERVATIVE INCOME FUND

Fund Summary

Investment Goal

Principal preservation and a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.24%^
Total Annual Fund Operating Expenses	0.34%

^ Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Conservative Income Fund — Class Y Shares	$35	$109

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. Because the Fund is new, no portfolio turnover information has been provided.

Principal Investment Strategies

Under normal circumstances, the Conservative Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated debt securities that the Fund's sub-adviser (the Sub-Adviser) believes present minimal credit risks to the Fund.

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Under normal market conditions, the Fund will primarily invest in short-term US dollar denominated debt securities, including: (i) commercial paper, corporate bonds and asset-based securities of U.S. and foreign issuers; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, US banks or US branches or non-US branches of foreign banks; (iii) short-term obligations issued by state and local governments; (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (v) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations). The Fund may also enter into fully-collateralized repurchase agreements. Although the Fund may invest in securities with any maturity or duration, the Fund generally seeks to maintain a weighted average maturity of 90 days or less.

Under normal circumstances, the Fund will invest at least 25% of its assets in securities issued by companies in the financial services industry, but may invest less than 25% of its assets in this industry as a temporary defensive measure.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Through analysis of both macroeconomic factors and individual company attributes, the Sub-Adviser seeks to invest in securities that are marketable and liquid, offer competitive yields, and are of issuers that represent low credit risk. In selecting securities, the Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.

The Fund is not a money market fund and does not seek to maintain a stable net asset value.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Concentration Risk — A downturn in the financial services industry would impact the Fund more than a portfolio that does not concentrate in securities issued by companies in the financial services industry.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Financial Services Industry Risk — The Fund's portfolio is concentrated in investments in securities issued by companies in the financial services industry. The financial services industry is subject to extensive government regulation. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Financial services companies are highly

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dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund's net asset value per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Although the Fund may have an investment portfolio of short-term debt securities that is similar to the investment portfolios of many money market funds, the Fund is not a money market fund, does not seek to maintain a stable net asset value per share, and does not provide investors with the same regulatory protections as a money market fund. Under normal conditions, the Fund's investments may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund's investments. Certain of the Fund's investments may not be permitted investments of a money market fund.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although the Fund's repurchase agreement transactions will be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

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U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2016	Portfolio Manager
Erin Garrett	Since 2016	Assistant Portfolio Manager

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BlackRock Advisors, LLC	Richard Mejzak, CFA Eric Hiatt, CFA, FRM	Since 2016 Since 2016	Managing Director of BlackRock, Inc. Director of BlackRock, Inc.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 9 of this prospectus.

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TAX-FREE CONSERVATIVE INCOME FUND

Fund Summary

Investment Goal

Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from federal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.24%^
Total Annual Fund Operating Expenses	0.34%

^ Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Tax-Free Conservative Income Fund — Class Y Shares	$35	$109

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. Because the Fund is new, no portfolio turnover information has been provided.

Principal Investment Strategies

Under normal circumstances, the Tax-Free Conservative Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in US dollar-denominated municipal securities that the Fund's sub-adviser (the Sub-Adviser) believes present minimal credit risks to the Fund

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and that pay interest that (i) is exempt from federal income taxes and (ii) is not taxable under the federal alternative minimum tax applicable to individuals. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

Under normal market conditions, the Fund will primarily invest in short-term US dollar-denominated debt securities including: US municipal bonds, notes, variable rate demand notes, tender option bonds, floating rate notes, industrial development bonds, pre-refunded bonds and commercial paper. The Fund may also, to a limited extent, invest in repurchase agreements and securities subject to the alternative minimum tax or in debt securities subject to federal income tax. Although the Fund may invest in securities with any maturity or duration, the Fund generally seeks to maintain a weighted average maturity of 90 days or less.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Through analysis of both macroeconomic factors and individual company attributes, the Sub-Adviser seeks to invest in securities that are marketable and liquid, offer competitive yields, and are of issuers that represent low credit risk. In selecting securities, the Sub-Adviser considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.

The Fund is not a money market fund and does not seek to maintain a stable net asset value.

Principal Risks

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

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Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. During periods when interest rates are low, the Fund's yield (and total return) also will be low and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund's net asset value per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Although the Fund may have an investment portfolio of short-term debt securities that is similar to the investment portfolios of many money market funds, the Fund is not a money market fund, does not seek to maintain a stable net asset value per share, and does not provide investors with the same regulatory protections as a money market fund. Under normal conditions, the Fund's investments may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund's investments. Certain of the Fund's investments may not be permitted investments of a money market fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Municipal obligations may be underwritten or guaranteed by a relatively small number of financial services firms, so changes in the municipal securities market that affect those firms may decrease the availability of municipal instruments in the market, thereby making it difficult for the Sub-Adviser to identify and obtain appropriate investments for the Fund's portfolio. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

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Repurchase Agreement Risk — Although the Fund's repurchase agreement transactions will be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2016	Portfolio Manager
Erin Garrett	Since 2016	Assistant Portfolio Manager

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BlackRock Advisors, LLC	William Henderson, Jr. Kelli Joyce	Since 2016 Since 2016	Managing Director of BlackRock, Inc. Vice President of BlackRock, Inc.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 9 of this prospectus.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class Y Shares is $100,000 with minimum subsequent investments of $1,000. Such minimums may be waived at the discretion of SEI Investments Management Corporation, the Funds' adviser (SIMC or the Adviser). Notwithstanding the foregoing, a higher minimum investment amount may be required for certain types of investors to be eligible to invest in Class Y Shares, as set forth in "Purchasing, Exchanging and Selling Fund Shares" on page 19. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Conservative Income Fund generally are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

The Tax-Free Conservative Income Fund expects a portion of its distributions to consist of exempt-interest dividends that are exempt from federal income tax and that may also be exempt from certain state and/or local income taxes, depending on an investor's state of residence. The Fund, however, expects to invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities and certain other instruments.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and a sub-adviser (the Sub-Adviser), who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goals.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Adviser use under normal conditions; however, each Fund may also invest in other securities, use other strategies or engage in other investment practices. These investments and strategies are described in more detail in the Funds' Statement of Additional Information (SAI).

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Each of the Conservative Income Fund's and Tax-Free Conservative Income Fund's investment goals and investment strategies are not fundamental and, therefore, may be changed by the Fund's Board of Trustees (Board) without shareholder approval. Notwithstanding the foregoing, the Tax-Free Conservative Income Fund has adopted a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments the income from which is exempt from federal income tax.

For temporary defensive or liquidity purposes during unusual economic or market conditions, a Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that may not ordinarily be consistent with a Fund's strategies. A Fund will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. During such time, a Fund may not achieve its investment goal.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Adviser, as applicable, make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the price of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — Asset-backed securities are securities that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. Asset-backed securities include mortgage-backed securities, but the term is more commonly used to refer to securities supported by non-mortgage assets such as auto loans, motor vehicle leases, student loans, credit card receivables, floorplan receivables, equipment leases and peer-to-peer loans. The assets are removed from any potential bankruptcy estate of an operating company through the true sale of the assets to an issuer that is a special purpose entity, and the issuer obtains a perfected security interest in the assets. Payments of principal of and interest on asset-backed securities rely entirely on the performance of the underlying assets. Asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those securities, the Funds will incur losses. In addition, asset-backed securities entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities.

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Losses may be greater for asset-backed securities that are issued as "pass-through certificates" rather than as debt securities because those types of certificates only represent a beneficial ownership interest in the related assets and their payment is based primarily on collections actually received. For asset-backed securities as a whole, if a securitization issuer defaults on its payment obligations due to losses or shortfalls on the assets held by the issuer, a sale or liquidation of the assets may not be sufficient to support payments on the securities and a Fund, as a securityholder, may suffer a loss.

There is a limited secondary market for asset-backed securities. Consequently, it may be difficult for the Funds to sell or realize profits on those securities at favorable times or for favorable prices.

Concentration — With respect to the Conservative Income Fund, for purposes of the industry concentration limitation specified in the SAI: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

Corporate Fixed Income Securities — Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. The Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Duration — Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed income securities in which a portfolio may invest are more volatile than shorter-term fixed income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

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Extension — Investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds may exhibit additional volatility.

Financial Services Industry — The Conservative Income Fund's portfolio is concentrated in investments in securities issued by companies in the financial services industry. Companies in the financial services industry include companies involved in activities such as banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates. The financial services industry is subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments financial services companies can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Financial services companies are highly dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations. Losses resulting from financial difficulties of borrowers also can negatively affect the profitability of financial services companies. Regulatory changes within the financial services industry may make it more difficult for the Sub-Adviser to analyze investments in this industry.

Fixed Income Markets — The Funds may be subject to the risks of investing in fixed income markets. The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, a Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve's decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by a Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, a Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment — Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market and frontier market

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countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to "frontier countries," which are a subset of emerging market countries with even smaller national economies.

Foreign Sovereign Debt Securities — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate — Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style — Investment style risk is the risk that a Fund's investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Market — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. A Fund's net asset value per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Although a Fund may have an investment portfolio of short-term debt securities that is similar to the investment portfolios of many money market funds, each Fund is not a money market fund, does not seek to maintain a stable net asset value per share, and does not provide investors with the same regulatory protections as a money market fund. Under normal conditions, the Fund's investments may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund's investments. Certain of a Fund's investments may not be permitted investments of a money market fund.

Municipal Securities — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value.

Longer-term securities generally respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of a Fund's holdings. As a result, a

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Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of a Fund's securities.

Opportunity — The Funds may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.

Prepayment — Fund investments in fixed income securities are subject to prepayment risk. In a declining interest rate environment, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Puerto Rico Investment — To the extent a Fund invests in Puerto Rico municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Funds. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico's municipal issuers, are likely to affect each Fund's performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico's economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico's economy relative to other economies that depend less on tourism.

Repurchase Agreement — Although repurchase agreement transactions will be fully collateralized at all times, they generally create leverage and involve some counterparty risk to a Fund whereby a defaulting counterparty could delay or prevent a Fund's recovery of collateral.

U.S. Government Securities — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

GLOBAL ASSET ALLOCATION

The Funds and other funds managed by SIMC are used within global asset allocation strategies (Strategies) that SIMC constructs and maintains for certain clients (Strategy Clients). The Funds are designed in part to be used as a component within those Strategies. The degree to which a Strategy Client's portfolio is invested in the particular market segments and/or asset classes represented by the Funds and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

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Within the Strategies, SIMC periodically adjusts the target allocations among the Funds and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds and other funds. Because a large portion of the assets in the Funds and other funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could, in certain cases, have a detrimental effect on the Funds if they are being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

INVESTMENT ADVISER

SIMC, a Securities and Exchange Commission (SEC) registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. As of December 31, 2015, SIMC had approximately $151.16 billion in assets under management.

The Funds are managed by SIMC and a Sub-Adviser. SIMC acts as a "manager of managers" of the Funds and, subject to the oversight of the Board, is responsible for:

— researching and recommending to the Board, the hiring, termination and replacement of sub-advisers;

— allocating, on a continuous basis, assets of a Fund among the sub-advisers (to the extent a Fund has more than one sub-adviser);

— monitoring and evaluating the Sub-Adviser's performance;

— overseeing the Sub-Adviser to ensure compliance with the Funds' investment objectives, policies and restrictions; and

— monitoring the Sub-Adviser's adherence to its investment style.

SIMC acts as manager of managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds' shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Funds. The Board supervises SIMC and the Sub-Adviser and establishes policies that they must follow in their management activities.

SIMC sources, analyzes, selects and monitors a wide array of sub-advisers across multiple asset classes. Differentiating manager skill from market-generated returns is one of SIMC's primary objectives, as it seeks to identify sub-advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a sub-adviser will execute a given investment mandate; defines environments in which the strategy is likely to outperform or underperform; and seeks to identify the relevant factors behind a sub-adviser's performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a sub-adviser.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment

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managers implementing them. The allocation to a given investment manager is based on SIMC's analysis of the manager's particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager's investment strategy. SIMC measures and allocates to sub-advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source fund.

The following portfolio managers are primarily responsible for the oversight of the Sub-Adviser of the Conservative Income and Tax-Free Conservative Income Funds, including recommending the hiring and termination of such Sub-Adviser.

Richard Bamford serves as portfolio manager for the Conservative Income and Tax-Free Conservative Income Funds. Mr. Bamford serves as a Portfolio Manager for the Fixed Income team within SIMC's Investment Management Unit. Mr. Bamford is responsible for investment grade debt and municipal bond portfolios. Mr. Bamford's duties include manager analysis and selection, strategy development and enhancement as well as investment research. Mr. Bamford has over 19 years of experience in investment management. Prior to joining SEI in 1999, Mr. Bamford worked as a Municipal Credit Analyst for Vanguard. Mr. Bamford received a Bachelor of Science in Economics/Finance and Accounting from the University of Scranton and a Master of Business Administration with a concentration in Finance from St. Joseph's University.

Erin Garrett serves as assistant portfolio manager for the Conservative Income and Tax-Free Conservative Income Funds. Ms. Garrett serves as an Assistant Portfolio Manager for the SEI US Investment Grade fixed income strategies within SIMC's Investment Management Unit. In this capacity, Ms. Garrett primarily oversees daily cash flows, portfolio exposures, portfolio risks, and performance attribution. In her prior role, Ms. Garrett was an Analyst on the Global Fixed Income team, responsible for in-depth due diligence on existing and prospective investment managers for SEI's US fixed-income portfolios. Ms. Garrett earned a Bachelor of Science in Business Administration/Finance from the Villanova University School of Business and a Master of Business Administration magna cum laude from Villanova University.

SUB-ADVISER

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. The Sub-Adviser must also operate within each Fund's investment objective, restrictions and policies, and within specific guidelines and instructions established by SIMC from time to time. The Sub-Adviser is responsible for managing only the portion of the Funds allocated to it by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (as described below).

Each Fund will pay SIMC advisory fees, as a percentage of the average net assets of the Fund, at the following annual rates:

	Expected Investment Advisory Fees	Expected Investment Advisory Fees After Fee Waivers
Conservative Income Fund	0.10%	0.10%
Tax-Free Conservative Income Fund	0.10%	0.10%

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A discussion regarding the basis of the Board's approval of the Funds' investment advisory and sub-advisory agreements will be available in the Funds' Semi-Annual Report, which will cover the period of October 1, 2015 through March 31, 2016 and the Funds' Annual Report, which will cover the period from October 1, 2015 to September 30, 2016.

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and each Fund are therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Fee Waivers

The Funds' total annual fund operating expenses of the Class Y Shares of the Funds for the current fiscal year are expected to be less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because SIMC, the Funds' administrator and/or the Funds' distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The voluntary waivers of the Funds' adviser, Funds' administrator and/or the Funds' distributor are limited to the Funds' direct operating expenses and, therefore, will not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). In addition, some Funds may participate in a commission recapture program where the Funds' trades may be executed through the Funds' distributor, and a portion of the commissions paid on those trades are then used to pay the Funds' expenses. The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds' total annual fund operating expenses for the current fiscal year are expected to be as follows:

Fund Name — Class Y Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Conservative Income Fund	0.34%	0.20%	0.20%	0.20%
Tax-Free Conservative Income Fund	0.34%	0.20%	0.20%	0.20%

* AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Funds through their investments in other investment companies during the current fiscal year.

Sub-Adviser and Portfolio Managers

CONSERVATIVE INCOME FUND:

BlackRock Advisors, LLC: BlackRock Advisors, LLC ("BAL"), 100 Bellevue Parkway, Wilmington, Delaware 19809, an indirect, wholly-owned subsidiary of BlackRock, Inc., provides investment services to the Conservative Income Fund pursuant to an investment sub-advisory agreement. BAL was organized in

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1994 to perform advisory services for investment companies. As of December 31, 2015, assets under management were approximately $4.65 trillion for BAL and its affiliates. Richard Mejzak, CFA and Eric Hiatt, CFA, FRM manage the portion of the Conservative Income Fund's assets allocated to BAL. Mr. Mejzak has been a Managing Director of BlackRock, Inc. since 2008. Prior to his appointment as Managing Director, Mr. Mejzak was a Director of BlackRock, Inc. from 2006 to 2007. Mr. Mejzak serves as Co-chair of the Rule 2a-7 Investment Strategy and Risk Committee and is a Member of the Cash and Securities Lending Credit Committee. Mr. Hiatt has been a Director of BlackRock, Inc. since 2012. Prior to his appointment as Director, Mr. Hiatt was a Senior Vice President and Portfolio Manager at Dwight Asset Management from 2009 to 2012.

TAX-FREE CONSERVATIVE INCOME FUND:

BlackRock Advisors, LLC: BAL, 100 Bellevue Parkway, Wilmington, Delaware 19809, an indirect, wholly-owned subsidiary of BlackRock, Inc., provides investment services to the Tax-Free Conservative Income Fund pursuant to an investment sub-advisory agreement. BAL was organized in 1994 to perform advisory services for investment companies. As of December 31, 2015, assets under management were approximately $4.65 trillion for BAL and its affiliates. William Henderson, Jr. and Kelli Joyce manage the portion of the Tax-Free Conservative Income Fund's assets allocated to BAL. Mr. Henderson has been a Managing Director of BlackRock, Inc. since 2004. Prior to his appointment as Managing Director, Mr. Henderson was a Director of BlackRock, Inc. from 2000 to 2003. Mr. Henderson is a member of the Municipal Bond Operating Committee and the Global Cash Management Credit Committee. Ms. Joyce has been a Vice President of BlackRock, Inc. since 2013. Prior to her appointment as a Vice President, Ms. Joyce was an Associate of BlackRock, Inc. from 2010 to 2012.

The Funds' SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Fund shares.

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was initially filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania (the "Court") on December 11, 2013. On August 28, 2014, the Court granted SIMC's motion to dismiss the initial complaint in the lawsuit, but also granted plaintiffs leave to amend the complaint. On October 2, 2014, plaintiffs filed an amended complaint. In the amended complaint, SEI Investments Global Funds Services ("SGFS") was added as a defendant. On July 13, 2015, the Court denied SIMC's motion to dismiss the amended complaint, and granted the motion to dismiss with respect to SGFS. On September 18, 2015, a second amended complaint was filed that seeks to remedy a technical deficiency in the amended complaint. The plaintiffs bring the case as a shareholder derivative action against SIMC and SGFS on behalf of certain SEI funds. The claims were based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund or its affiliates for an alleged breach of fiduciary duty with respect to compensation received by the adviser or its affiliates. The plaintiffs bring the suit against SIMC and SGFS with respect to five specific SEI Funds: the International Equity Fund, which is a series of the SEI Institutional International Trust, the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of this Trust, and the Intermediate-Term Municipal Fund, which is a series of the SEI Tax Exempt Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged "excessive" fees earned by SIMC and SGFS beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC and SGFS allegedly violated Section 36(b) and enjoining SIMC and SGFS from further alleged violations; and (3) rescission of SIMC's and SGFS's contracts with the funds,

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and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC continues to dispute the claims, and intends to continue to vigorously defend the matter.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

The following sections tell you how to purchase, exchange and sell (sometimes called redeem) Class Y Shares of the Funds. Class Y Shares may only be purchased by:

•  bank trust departments or other financial firms, for the benefit of their clients, that have entered into an agreement with the Funds' Distributor permitting the purchase of Class Y Shares;

•  registered investment advisers, investing for the benefit of their clients, that are approved to purchase Class Y Shares due to having significant scale in non-money market SEI Fund assets for at least a year;

•  institutions, such as defined benefit plans, defined contribution plans, healthcare plans and board designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, subject to a minimum initial investment of least $25,000,000 in Class Y Shares of the SEI Funds;

•  clients that have entered into an investment advisory agreement with SIMC with respect to their assets invested in the Funds; and

•  other SEI mutual funds.

In the event that a shareholder no longer meets the eligibility requirements for investment in the Class Y Shares, the Fund may, in its discretion, elect to convert such shareholder's Class Y Shares into a Class of Shares of the same Fund for which such shareholder does meet the eligibility requirements. A shareholder will no longer meet the eligibility requirements if the shareholder's investment adviser or financial firm no longer qualifies for Class Y Shares or if the shareholder terminates its relationship with a qualified firm. If such investor meets the eligibility requirements for more than one other Class, then such shareholder's Class Y Shares shall be convertible into shares of the Class having the lowest total annual operating expenses (disregarding fee waivers) for which such shareholder meets the eligibility requirements.

For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase, sell or exchange Class Y Shares by placing orders with the Transfer Agent or the Funds' authorized agent. Institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any

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twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which classes of shares are available to you.

Each Fund calculates its net asset value per share (NAV) once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV per share, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV per share next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. You may obtain the current NAV of a Fund by calling 1-800-DIAL-SEI.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV, with the exception of exchange-traded funds, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the

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Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds' Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds' Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or the Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or the Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or the Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds' Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated sub-committee. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in

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pricing methodology from that of the Fund's existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open, or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer's industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or the Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities, to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs,

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disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  If the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  If a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason, without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds may be sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory

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restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

An authorized financial institution or intermediary may exchange Class Y Shares of any Fund for Class Y Shares of any other fund of SEI Institutional Managed Trust on any Business Day by placing orders with the Transfer Agent or the Fund's authorized agent. For information about how to exchange Fund shares

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through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one Fund and buying shares of another Fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the Fund into which you are exchanging and any other limits on sales of or exchanges into that Fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund.

When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days to make a payment. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would bear the risk of the securities that are distributed to you declining in value between the time they are distributed and the time they are sold.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, if the SEC declares an emergency or for other reasons, as permitted by the 1940 Act and the rules and regulations promulgated thereunder. More information about such suspension can be found in the SAI.

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single

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investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may compensate these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Funds can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

26

SEI / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds declare dividends daily and distribute their investment income monthly. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about U.S. federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should consult your tax advisor regarding the rules governing your own retirement plan. Note, the Tax-Free Conservative Income Fund is generally not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

Federal income tax law imposes an alternative minimum tax with respect to corporations, individuals, trusts and estates. Interest on certain municipal securities, such as certain private activity bonds, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. If a Fund receives income from such municipal securities, a portion of the dividends paid by such Fund, although exempt from regular federal income tax, will be taxable to shareholders whose tax liabilities are determined under the federal alternative minimum tax. The Funds will annually provide a report indicating the percentage of each Fund's income attributable to municipal securities and the percentage includable in federal alternative minimum taxable income.

At least annually, each Fund intends to distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.

Dividends that are qualified dividend income are currently eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). It is expected that distributions from the Funds will primarily consist of ordinary income and that distributions from the Funds will generally not be eligible for the lower tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 20%. Once a year the Funds (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

27

SEI / PROSPECTUS

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares or disallowed to the extent of the amount of exempt-interest dividends received by a shareholder.

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. Each Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

The Funds (or their administrative agents) must report to the Internal Revenue Service (IRS) and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Funds (or their administrative agent) are also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of such Fund's shares, each Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, a Fund will use a default cost basis method which has been separately communicated to you. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

The Funds' SAI contains more information about taxes.

28

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

As of March 31, 2016, the Class Y Shares of the Conservative Income and Tax-Free Conservative Income Funds had not yet commenced operations. Accordingly, financial highlights are not available.

29

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103-2921

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated March 31, 2016 includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Trust makes available its SAI and Annual and Semi-Annual Reports, free of charge, on or through the Funds' website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-04878.

March 31, 2016

PROSPECTUS

SEI Institutional Managed Trust

Class Y Shares

›  Conservative Income Fund (COIYX)

›  Tax-Free Conservative Income Fund (TFCYX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class Y Shares of the Funds are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI-F-202 (3/16)

seic.com

STATEMENT OF ADDITIONAL INFORMATION

SEI INSTITUTIONAL MANAGED TRUST

Conservative Income Fund

Class A—COIAX, Class Y—COIYX

Tax-Free Conservative Income Fund

Class A—TFCAX, Class Y—TFCYX

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Adviser:

SEI Investments Management Corporation

Sub-Adviser:

BlackRock Advisors, LLC

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional Managed Trust (the "Trust") and should be read in conjunction with the Trust's prospectuses relating to Class A and Class Y Shares of the Conservative Income Fund and Tax-Free Conservative Income Fund (the "Prospectuses"), dated March 31, 2016. The Prospectuses may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

March 31, 2016

SEI-F-203 (3/16)

THE TRUST	S-1
INVESTMENT OBJECTIVES AND POLICIES	S-1
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-2
Asset-Backed Securities	S-2
Commercial Paper	S-4
Construction Loans	S-4
Credit-Linked Notes	S-5
Demand Instruments	S-5
Distressed Securities	S-5
Dollar Rolls	S-6
Equity-Linked Warrants	S-6
Equity Securities	S-6
Eurobonds	S-7
Exchange-Traded Products ("ETPs")	S-7
Fixed Income Securities	S-8
Foreign Securities	S-10
Government National Mortgage Association ("GNMA") Securities	S-11
High Yield Foreign Sovereign Debt Securities	S-11
Illiquid Securities	S-12
Interfund Lending and Borrowing Arrangements	S-12
Investment Companies	S-12
Master Limited Partnerships ("MLPs")	S-13
Money Market Securities	S-14
Mortgage-Backed Securities	S-14
Mortgage Dollar Rolls	S-17
Municipal Securities	S-17
Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-18
Obligations of Supranational Entities	S-19
Pay-In-Kind Bonds	S-19
Privatizations	S-19
Put Transactions	S-19
Receipts	S-20
Real Estate Investment Trusts ("REITs")	S-20
Real Estate Operating Companies ("REOCs")	S-21
Repurchase Agreements	S-21
Restricted Securities	S-21
Reverse Repurchase Agreements and Sale-Buybacks	S-21
Risks of Cyber Attacks	S-22
Securities Lending	S-22
Short Sales	S-23
Sovereign Debt	S-24
U.S. Government Securities	S-24
Variable and Floating Rate Instruments	S-25
When-Issued and Delayed Delivery Securities	S-25
Yankee Obligations	S-26
Zero Coupon Securities	S-26
INVESTMENT LIMITATIONS	S-27
THE ADMINISTRATOR AND TRANSFER AGENT	S-29
THE ADVISER AND SUB-ADVISER	S-30
DISTRIBUTION AND SHAREHOLDER SERVICING	S-36
TRUSTEES AND OFFICERS OF THE TRUST	S-37
PROXY VOTING POLICIES AND PROCEDURES	S-45
PURCHASE AND REDEMPTION OF SHARES	S-46
TAXES	S-47

PORTFOLIO TRANSACTIONS	S-55
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-56
DESCRIPTION OF SHARES	S-57
LIMITATION OF TRUSTEES' LIABILITY	S-58
CODES OF ETHICS	S-58
VOTING	S-58
SHAREHOLDER LIABILITY	S-58
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-59
MASTER/FEEDER OPTION	S-59
CUSTODIAN	S-59
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-59
LEGAL COUNSEL	S-59
APPENDIX A—DESCRIPTION OF RATINGS	A-1

March 31, 2016

THE TRUST

SEI Institutional Managed Trust (the "Trust") is an open-end management investment company that offers shares of diversified and non-diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 17, 1986. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of shares of such portfolios. Currently, the Trust offers Class A shares and Class Y shares of the Conservative Income Fund and Tax-Free Conservative Income Fund (the "Funds"), although the Trust offers Class A, Class E, Class I and Class Y shares of other series of the Trust. Additional share classes of the Funds may be offered in the future, which may provide for variations in distribution fees, transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to distribution, shareholder servicing, administrative servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

The management and affairs of the Trust are supervised by a Board of Trustees (each member, a "Trustee" and collectively, the "Trustees" or the "Board") under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described in this Statement of Additional Information ("SAI"), certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio, belongs to that portfolio and would be subject to the liabilities related thereto. The Trust pays its expenses, including, among others, the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and report to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses. This SAI relates to Class A shares and Class Y shares of the Funds.

The investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser") and investment sub-adviser (the "Sub-Adviser") to the Funds are referred to collectively as the "advisers."

INVESTMENT OBJECTIVES AND POLICIES

CONSERVATIVE INCOME FUND—The investment objective of the Conservative Income Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Conservative Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated debt securities that the Fund's Sub-Adviser believes present minimal credit risks to the Fund.

Under normal market conditions, the Fund will primarily invest in short-term US dollar denominated debt securities, including: (i) commercial paper, corporate bonds and asset-based securities of U.S. and foreign issuers; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, US banks or US branches or non-US branches of foreign banks; (iii) short-term obligations issued by state and local governments; (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (v) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations). The Fund may also enter into fully-collateralized repurchase agreements. Although the Fund may invest in securities with any maturity or duration, the Fund generally seeks to maintain a weighted average maturity of 90 days or less.

Under normal circumstances, the Fund will invest at least 25% of its assets in securities issued by companies in the financial services industry, but may invest less than 25% of its assets in this industry as a temporary defensive measure.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. Through analysis of both macroeconomic factors and individual company attributes, the Sub-Adviser seeks to invest in securities that are marketable and liquid, offer competitive yields, and are of issuers that represent low credit risk. In selecting securities, the Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.

The Fund is not a money market fund and does not seek to maintain a stable net asset value.

TAX-FREE CONSERVATIVE INCOME FUND—The investment objective of the Tax-Free Conservative Income Fund is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Tax-Free Conservative Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in US dollar-denominated municipal securities that the Fund's Sub-Adviser believes present minimal credit risks to the Fund and that pay interest that (i) is exempt from federal income taxes and (ii) is not taxable under the federal alternative minimum tax applicable to individuals. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

Under normal market conditions, the Fund will primarily invest in short-term US dollar-denominated debt securities including: US municipal bonds, notes, variable rate demand notes, tender option bonds, floating rate notes, industrial development bonds, pre-refunded bonds and commercial paper. The Fund may also, to a limited extent, invest in repurchase agreements and securities subject to the alternative minimum tax or in debt securities subject to federal income tax. Although the Fund may invest in securities with any maturity or duration, the Fund generally seeks to maintain a weighted average maturity of 90 days or less.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. Through analysis of both macroeconomic factors and individual company attributes, the Sub-Adviser seeks to invest in securities that are marketable and liquid, offer competitive yields, and are of issuers that represent low credit risk. In selecting securities, the Sub-Adviser considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.

The Fund is not a money market fund and does not seek to maintain a stable net asset value.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investments or investment practices will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. SIMC or the Sub-Adviser, as applicable, may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by a Fund's stated investment policies, including those stated below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's investment objective.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, home equity loans and credit card receivables. Other asset-backed securities may be created in the future. The Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities are securities that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. Asset-backed securities include mortgage-backed securities, but the term is more commonly used to refer to securities supported by non-mortgage assets such as auto loans, motor vehicle leases, student loans, credit card receivables, floorplan receivables, equipment leases and peer-to-peer loans. The assets are removed from any potential bankruptcy estate of an operating company through the true sale of the assets to an issuer that is a special purpose entity, and the issuer obtains a perfected security interest in the assets. Payments of principal of and interest on asset-backed securities rely entirely on the performance of the underlying assets. Asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those securities, the Funds will incur losses. In addition, asset-backed securities entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Additional risks related to collateralized debt obligations ("CDOs"), collateralized loan obligations ("CLOs") and mortgage-backed securities are described below.

Losses may be greater for asset-backed securities that are issued as "pass-through certificates" rather than as debt securities, because those types of certificates only represent a beneficial ownership interest in the related assets and their payment is based primarily on collections actually received. For asset-backed securities as a whole, if a securitization issuer defaults on its payment obligations due to losses or shortfalls on the assets held by the issuer, a sale or liquidation of the assets may not be sufficient to support payments on the securities and the Funds, as securityholders, may suffer a loss.

Recent changes in legislation, together with uncertainty about the nature and timing of regulations that will be promulgated to implement such legislation, has created uncertainty in the credit and other financial markets and other unknown risks. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"), for example, imposes a new regulatory framework on the U.S. financial services industry and the consumer credit markets in general. As a result of the Dodd-Frank Act and similar measures to re-regulate the credit markets and, in particular, the structured finance markets, the manner in which asset-backed securities are issued and structured has been altered and the reporting obligations of the issuers of such securities may be significantly increased or become more costly. The value or liquidity of any asset-backed securities held or acquired by the Funds may be adversely affected as a result of these changes.

In particular, the implementation of Section 619 of the Dodd-Frank Act (and related regulations) prohibiting certain banking entities from engaging in proprietary trading (the so-called Volcker Rule) and of Section 941 of the Dodd-Frank Act (and related regulations) requiring the "sponsor" of a securitization to retain no less than 5% of the credit risk of the assets collateralizing the asset-backed securities, could have a negative effect on the marketability and liquidity of asset-backed securities (including mortgage-backed securities and CDOs and CLOs), whether in the primary issuance or in secondary trading. It is possible that the risk retention rules may reduce the number of new issuances of private-label mortgage backed securities or the number of collateral managers active in the CDO and CLO markets, which also may result in fewer new issue securities. A contraction or reduced liquidity in the asset-backed, CDO or CLO markets could reduce opportunities for the Funds to sell their securities and might adversely affect the management flexibility of the Funds in relation to the respective portfolios.

In addition to the changes required by the Dodd-Frank Act, the Securities and Exchange Commission (the "SEC") adopted rules in August 2014 that substantially revise "Regulation AB" (the SEC's principal source of rules for asset-backed securities) and other rules governing the offering process, disclosure and reporting for asset-backed securities issued in registered transactions. Among other things, those rules require enhanced disclosure of asset-level information at the time of the securitization and on an ongoing basis. Certain elements of proposed Regulation AB remain outstanding, including the proposal that issuers of structured finance products offered privately provide the same initial and ongoing information as would be required if the offering were public. It is not clear when or whether any of the proposed revisions to Regulation AB that remain outstanding will be adopted, how those standards will be implemented, or what effect those standards will have on securitization transactions. The rules may, for example, have the effect of impeding new issuances and reducing the availability of investments for the Funds, or adversely affecting the market value of legacy securities that do not conform with the new rules.

There is a limited secondary market for asset-backed securities. Consequently, it may be difficult for the Funds to sell or realize profits on those securities at favorable times or for favorable prices.

CDO and CLO securities are non-recourse obligations of their issuer payable solely from the related underlying collateral or its proceeds. Therefore, as a holder of CDOs and CLOs, the Funds must rely only on distributions on the underlying collateral or related proceeds for payment. If distributions on the underlying collateral are insufficient to make payments on the CDO or CLO securities, no other assets will be available for payment of the deficiency. As a result, the amount and timing of interest and principal payments in respect of CDO and CLO securities will depend on the performance and characteristics of the related underlying collateral.

Recent legislation, such as the Dodd-Frank Act, together with uncertainty about the nature and timing of regulations that will be promulgated to implement such legislation, may continue to create uncertainty in the credit and other financial markets. Given that all applicable final implementing rules and regulations have not yet been published or are not yet in effect, the potential impact of these actions on CDOs and CLOs owned by the Funds is unknown. If existing transactions are not exempted from the new rules or regulations, compliance with those rules and regulations could impose significant costs on the issuers of CDOs and CLOs and ultimately adversely impact the holders (including the Funds) of those types of securities.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance generally not exceeding 270 days. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.

CONSTRUCTION LOANS—In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. The Funds may invest in construction loans. Several FHA programs have evolved to insure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association ("GNMA") insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs nor PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

CREDIT-LINKED NOTES—Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs then the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note's par value upon maturity, unless the referenced creditor defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event.

DEMAND INSTRUMENTS—Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities."

DISTRESSED SECURITIES—Distressed securities are securities of issuers that are in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. Distressed securities are considered risky investments although they also may offer the potential for correspondingly high returns. Such companies' securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies.

DOLLAR ROLLS—Dollar rolls are transactions in which securities (usually mortgage-backed securities) are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and may initially involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, the Funds will "cover" any dollar roll as required by the Investment Company Act of 1940, as amended (the "1940 Act").

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds. The Funds may invest in equity-linked warrants.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but an adviser may select to mitigate this risk by only purchasing from issuers with high credit ratings). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. The Funds may invest in equity securities. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the U.S. on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Funds may purchase preferred stock of all ratings, as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities. The Funds may purchase convertible securities of all ratings, as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies typically have lower trading volumes and consequently are often less liquid. They may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EUROBONDS—A Eurobond is a fixed income security denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars or U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

EXCHANGE-TRADED PRODUCTS ("ETPs")—A Fund may directly purchase shares of or interests in ETPs (including exchange-traded funds structured as investment companies ("ETFs"), exchange-traded notes ("ETNs") and exchange-traded commodity pools). The Funds will only invest in ETPs to the extent consistent with their investment objectives, policies, strategies and limitations.

The risks of owning interests of ETPs generally reflect the risks of owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP's shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF's investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer's credit rating. By investing in an ETP, a Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

ETFs. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

ETNs. ETNs are generally senior, unsecured, unsubordinated debt securities issued by a sponsor. ETNs are designed to provide investors with a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. An ETN's returns are based on the performance of a market index minus fees and expenses. ETNs are not equity investments or investment companies, but they do share some characteristics with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, ETNs are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. The market value of an ETN is determined by supply and demand, the current performance of the market index to which the ETN is linked and the credit rating of the ETN issuer.

The market value of ETN shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities/commodities/instruments underlying the index that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its net asset value.

Certain ETNs may not produce qualifying income for purposes of the Qualifying Income Test (as defined below in the section entitled "Taxes"), which must be met in order for a Fund to maintain its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but a Fund may not be able to accurately predict the non-qualifying income from these investments (see more information in the "Taxes" section of this SAI).

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers but may also include structured securities that provide for participation interests in debt obligations. The Funds may invest in fixed income securities. The market value of the fixed income securities in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of the Fund's shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term securities in which a portfolio may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO"), or, if not rated, are determined to be of comparable quality by a Fund's adviser. See "Appendix A—Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Securities rated Baa3 by Moody's Investors Services, Inc. ("Moody's") or BBB- by Standard & Poor's Corporation ("S&P") or higher are considered by those rating agencies to be "investment grade" securities, although securities rated Baa3 or BBB- lack outstanding investment characteristics and have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, an adviser will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, an adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that could adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include adverse future political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices that differ from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") SECURITIES—A Fund may invest in securities issued by GNMA, a wholly owned U.S. Government corporation that guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees.

GNMA securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year mortgage-backed bond. Because prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, a Fund will receive monthly scheduled payments of principal and interest. In addition, a Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES—Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. The Funds may invest in illiquid securities. If, subsequent to purchase, a security held by a Fund becomes illiquid, the Fund may continue to hold the security. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the advisers determine the liquidity of a Fund's investments. In determining liquidity, SIMC or the Sub-Adviser, as applicable, may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the "SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (the "Repo Rate") and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (the "Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund's participation in the Program must be consistent with its investment policies and limitations and is subject to certain percentage limitations. Upon implementation of the Program, SIMC administers the Program according to procedures approved by the SEI Funds' Board of Trustees. In addition, the Program is subject to oversight and periodic review by the SEI Funds' Board of Trustees.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and real estate investment trusts ("REITs"), represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market at a premium or discount to their net asset value.

Generally, the federal securities laws limit the extent to which investment companies can invest in securities of other investment companies, subject to certain statutory, regulatory and other exceptions. For example, an investment company is generally prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the acquiring investment company would own more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the acquiring investment company's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the acquiring investment company, subject to certain statutory, regulatory and other exceptions. Pursuant to Rule 12d1-1 under the 1940 Act, a Fund may invest in one or more affiliated or unaffiliated investment companies that comply with Rule 2a-7 under the 1940 Act (to the extent required by Rule 12d1-1), in excess of the limits of Section 12(d)(1)(A) of the 1940 Act. A Fund may invest in such Rule 2a-7 compliant investment companies for cash management purposes, including as discussed in the "Securities Lending" section below, and to serve as collateral for derivatives positions. When A Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations.

A Fund may invest in other investment companies, including those managed by an adviser, to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

ETFs. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

Pursuant to orders issued by the SEC to each of certain iShares, PowerShares, SPDR and ProShares Trust exchange-traded funds (collectively, the "Exemption ETFs") and procedures approved by the Board, the Funds may invest in the Exemption ETFs in excess of the 3% limit described above, provided that the Funds otherwise comply with the conditions of the applicable SEC orders, as they may be amended, and any other applicable investment limitations. Neither the Exemption ETFs nor their investment advisers make any representations regarding the advisability of investing in ETFs, generally, or the Exemption ETFs, specifically.

Certain ETFs that are not investment companies may not produce qualifying income for purposes of the "Qualifying Income Test" (as defined below under the heading "Taxes"), which must be met in order for a Fund to maintain its status as a regulated investment company under the Code. If one or more ETFs generate more non-qualifying income for purposes of the Qualifying Income Test than the advisers expect, it could cause a Fund to inadvertently fail the Qualifying Income Test, thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

MASTER LIMITED PARTNERSHIPS ("MLPs")—Investments in units of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Code provides that a fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships ("QPTPs"), which will include certain MLPs, and treat the income distributed by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in the "Taxes" section below.

MONEY MARKET SECURITIES—Money market securities include: (i) short-term U.S. Government securities; (ii) custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (iii) commercial paper determined by SIMC or the Sub-Adviser, as applicable, to be of the highest short-term credit quality at the time of purchase; (iv) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (v) repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are a class of asset-backed securities representing an interest in a pool or pools of whole mortgage loans (which may be residential mortgage loans or commercial mortgage loans). Mortgage-backed securities held or acquired by the Funds may include (i) obligations guaranteed by federal agencies of the U.S. Government, such as Ginnie Mae, which are backed by the "full faith and credit" of the United States; (ii) securities issued by Fannie Mae and Freddie Mac (the "GSEs"), which are not backed by the "full faith and credit" of the United States but are guaranteed by the U.S. Government as to timely payment of principal and interest; (iii) securities (commonly referred to as "private-label RMBS") issued by private issuers that represent an interest in or are collateralized by whole residential mortgage loans without a government guarantee and (iv) commercial mortgage-backed securities ("CMBS"), which are multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. Because private-label RMBS and CMBS are not issued or guaranteed by the U.S. Government, those securities generally are structured with one or more types of credit enhancement. There can be no assurance, however, that credit enhancements will support full payment to the Funds of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Funds and affect their share prices.

A Fund may invest in mortgage-backed securities in the form of debt or in the form of "pass-through" certificates. Pass-through securities, which represent beneficial ownership interests in the related mortgage loans, differ from debt securities, which generally provide for periodic fixed payments of interest on and principal of the related notes. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees and expenses owed to the servicers of the mortgage loans and other transaction parties that receive payment from collections on the mortgage loans.

The performance of mortgage loans and, in turn, the mortgage-backed securities acquired by a Fund, is influenced by a wide variety of economic, geographic, social and other factors, including general economic conditions, the level of prevailing interest rates, the unemployment rate, the availability of alternative financing and homeowner behavior. Beginning in late 2006, delinquencies, defaults and foreclosures on residential and commercial mortgage loans increased significantly, and they may again increase in the future. In addition, beginning in late 2006, numerous originators and servicers of residential mortgage loans experienced serious financial difficulties and, in many cases, went out of business or were liquidated in bankruptcy proceedings. Those difficulties resulted, in part, from declining markets for their mortgage loans as well as from claims for repurchases of mortgage loans previously sold under provisions that require repurchase in the event of early payment defaults or for breaches of representations and warranties regarding loan characteristics.

Since mid-2007, the residential mortgage market has been subject to extensive litigation and legislative and regulatory scrutiny. The result has been extensive reform legislation and regulations including with respect to loan underwriting, mortgage loan servicing, foreclosure practices and timing, loan modifications, enhanced disclosure and reporting obligations and risk retention. Numerous laws, regulations and rules related to residential mortgage loans generally, and foreclosure actions particularly, have been proposed or enacted by federal, state and local governmental authorities, which may result in delays in the foreclosure process, reduced payments by borrowers, modification of the original terms of mortgage loans, permanent forgiveness of debt, increased prepayments due to the availability of government-sponsored refinancing initiatives and/or increased reimbursable servicing expenses. Any of these factors could result in delays and reductions in distributions to residential mortgage-backed securities and may reduce the amount of investment proceeds to which a Fund would be entitled.

The conservatorship of Fannie Mae and Freddie Mac and the current uncertainty regarding the future status of these organizations may also adversely affect the mortgage market and the value of mortgage-related assets. It remains unclear to what extent the ability of Fannie Mae and Freddie Mac to act as the primary sources of liquidity in the residential mortgage markets, both by purchasing mortgage loans for their own portfolios and by guaranteeing mortgage-backed securities, may be curtailed. Legislators have repeatedly unveiled various plans to reduce and reform the role of Fannie Mae and Freddie Mac in the mortgage market and, possibly, wind down both institutions. While it is unclear whether, and if so how, those plans may be implemented or how long any such wind-down or reform of Fannie Mae and Freddie Mac, if implemented, would take, a reduction in the ability of mortgage loan originators to access Fannie Mae and Freddie Mac to sell their mortgage loans may adversely affect the financial condition of mortgage loan originators. In addition, any decline in the value of agency securities may affect the value of residential mortgage-backed securities as a whole.

The rate and aggregate amount of distributions on mortgage-backed securities, and therefore the average lives of those securities and the yields realized by a Fund, will be sensitive to the rate of prepayments (including liquidations) and modifications of the related mortgage loans, any losses and shortfalls on the related mortgage loans allocable to the tranches held by a Fund and the manner in which principal payments on the related mortgage loans are allocated among the various tranches in the particular securitization transaction. Furthermore, mortgage-backed securities are sensitive to changes in interest rates, but may respond to those changes differently from other fixed income securities due to the possibility of prepayment of the mortgage loans. Among other factors, a significant amount of defaults, rapid prepayments or prepayment interest shortfalls may erode amounts available for distributions to a Fund. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect a Fund's actual yield to maturity, even if the average rate of principal payments is consistent with a Fund's expectations. If prepayments of mortgage loans occur at a rate faster than that anticipated by a Fund, payments of interest on the mortgage-backed securities could be significantly less than anticipated. Similarly, if the number of mortgage loans that are modified is larger than that anticipated by a Fund, payments of principal and interest on the mortgage-backed securities could be significantly less than anticipated.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. A Fund may invest in private pass-through mortgage-backed securities. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMBS. CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. A Fund may invest in commercial mortgage-backed securities. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). To the extent a Fund invests in CMOs, the Fund typically will seek to invest in CMOs rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series that have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through securities to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance and some CMOs may be backed by GNMA certificates or other mortgage pass-through securities issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC bonds generally require payments of a specified amount of principal on each payment date. PAC bonds are always parallel pay CMOs, with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments are usually determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, because many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Pfandbriefe. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an "average life estimate." An average life estimate is a function of an assumption regarding anticipated prepayment patterns and is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MORTGAGE DOLLAR ROLLS—Mortgage "dollar rolls" or "covered rolls," are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will "cover" any mortgage dollar roll as required by the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from federal income tax. Municipal bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section "Illiquid Securities."

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, time deposits earn a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

OBLIGATIONS OF SUPRANATIONAL ENTITIES—Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.

PAY-IN-KIND BONDS—Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PRIVATIZATIONS—Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

PUERTO RICO INVESTMENT—To the extent a Fund invests in Puerto Rico municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Funds. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico's municipal issuers, are likely to affect each Fund's performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico's economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico's economy relative to other economies that depend less on tourism.

PUT TRANSACTIONS—A Fund may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which an adviser believes present minimum credit risks, and an adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases; for example, to maintain Fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it could realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (see "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REAL ESTATE INVESTMENT TRUSTS ("REITS")—REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REAL ESTATE OPERATING COMPANIES ("REOCs")—REOCs are real estate companies that engage in the development, management or financing of real estate. Typically, they provide services such as property management, property development, facilities management and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (i) availability of tax-loss carryforwards, (ii) operation in non-REIT-qualifying lines of business and (iii) the ability to retain earnings.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. A Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the advisers. The repurchase agreements entered into by a Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The advisers monitor compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. At times, the investments of each of the Funds in repurchase agreements may be substantial when, in the view of SIMC or the Sub-Adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for the Funds include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by an adviser pursuant to guidelines adopted by the Board. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(a)(2) commercial paper issued in reliance on an exemption from registration under Section 4(a)(2) of the 1933 Act, including, but not limited to, Rules 506(b) or 506(c) under Regulation D.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS—Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, a Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by earmarking on the books of the Fund or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund's forward commitment to repurchase the underlying security.

RISKS OF CYBER ATTACKS—As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and their service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds' operations, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. Cyber attacks affecting a Fund, SIMC or the Sub-Adviser, the Fund's distributor, custodian, transfer agent, or any other of the Fund's intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund's ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investment in such companies to lose value. There can be no assurance that the Funds, the Funds' service providers, or the issuers of the securities in which the Funds invest will not suffer losses relating to cyber attacks or other information security breaches in the future. A Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund's positions.

SECURITIES LENDING—Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

Each Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of an affiliated or unaffiliated registered money market fund, or of an affiliated or unaffiliated unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act to the extent required by the 1940 Act. Such money market funds might not seek or be able to maintain a stable $1 per share net asset value. Investing the cash collateral subjects the Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

The cash collateral may be invested in the SEI Liquidity Fund, LP ("Liquidity Fund"), an affiliated unregistered money market fund managed by SIMC and operated in accordance with Rule 12d1-1 under the 1940 Act. Although the Liquidity Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 of the 1940 Act to the extent required by Rule 12d1-1 under the 1940 Act. The cash collateral invested in the Liquidity Fund may be subject to the risk of loss in the underlying investments of the Liquidity Fund. When a Fund invests in the Liquidity Fund, it will bear a pro rata portion of the Liquidity Fund's expenses, which includes fees paid to SIMC or its affiliates.

SHORT SALES—Short sales may be used by a Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Pursuant to its particular investment strategy, the Sub-Adviser may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise "cover" the Fund's short position as required by the 1940 Act. The Funds may engage in short sales in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When a Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional securities that it believes will outperform the market or its peers. This strategy may effectively result in a Fund having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on a Fund's share price and make a Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

The Funds may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional equity securities that the advisers believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

SOVEREIGN DEBT—The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

Receipts. Receipts are interests in separately-traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S.

Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and TRs.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest neither extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but that vary with changes in specified market rates or indexes. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis, including "TBA" (to be announced) basis, transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if an adviser deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

Equity value neutral seeks to buy an undervalued stock and, essentially simultaneously, short a similar overvalued stock against it, thereby taking advantage of pricing differences between the related equity securities. The strategy is designed to neutralize sector risks and generally will seek to have low correlation to major market indexes. The strategy is based on the relative difference between such companies, not whether the companies are overvalued or undervalued in absolute terms. The primary risk inherent in the strategy is that weaker companies may gain value or stronger companies may lose value relative to their peers and it is possible to lose money on both the long position and the short position.

YANKEE OBLIGATIONS—Yankee obligations are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for the Funds will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Conservative Income and Tax-Free Conservative Income Funds. The following percentage limitations (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of each Fund, which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Conservative Income Fund will:

  1.  Under normal circumstances invest at least 25% of its assets in securities issued by companies in the financial services industry, but may invest less than 25% of its assets in this industry as a temporary defensive measure. For purposes of this policy, companies in the financial services industry include companies involved in activities such as banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates.

The Tax-Free Conservative Income Fund will:

  1.  Under normal circumstances invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments the income from which is exempt from federal income taxes.

Each Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Tax-Free Conservative Income Fund may not:

  1.  Concentrate its investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

Non-Fundamental Policies

The following limitations are non-fundamental policies of each Fund and may be changed by the Board without a vote of shareholders. Each's Fund's investment objective is non-fundamental and may be changed by the Board without a vote of shareholders and upon sixty (60) days' notice.

Each Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Purchase illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  3.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets), provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.

  4.  Make loans, if, as a result, more than 33% of its total assets would be lent to other parties, except that the Fund: (i) may enter into repurchase agreements; (ii) may engage in securities lending as described in this SAI; (iii) may purchase or hold debt instruments in accordance with its investment objectives and policies; and (iv) participate in the SEI Funds inter-fund lending program.

  5.  Invest in unmarketable interests in real estate limited partnerships or invest directly in real estate except as permitted by the 1940 Act. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things; purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

  6.  With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

Each Fund may:

  1.  Purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The Tax-Free Conservative Income Fund may not:

  1.  Purchase any securities that would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds. SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement ("the Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services. Such services generally include, but are not limited to:

•  maintaining books and records related to a Fund's cash and position reconciliations, and portfolio transactions;

•  preparation of financial statements and other reports for the Funds;

•  calculating the net asset value of the Funds in accordance with the Funds' valuation policies and procedures;

•  tracking income and expense accruals and processing disbursements to vendors and service providers;

•  providing performance, financial and expense information for registration statements and board materials;

•  providing certain tax monitoring and reporting;

•  providing space, equipment, personnel and facilities;

•  maintaining share transfer records;

•  reviewing account opening documents and subscription and redemption requests;

•  calculating and distributing required ordinary income and capital gains distributions; and

•  providing anti-money laundering program services.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by each Fund, at the following annual rates:

Fund	Administration Fee
Conservative Income Fund	0.20%
Tax-Free Conservative Income Fund	0.20%

THE ADVISER AND SUB-ADVISER

General. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC had approximately $151.16 billion in assets as of December 31, 2015.

Manager of Managers Structure. SIMC is the investment adviser to each of the Funds and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Board, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Funds will notify shareholders in the event of any addition or change in the identity of their sub-advisers.

SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to a sub-advisory agreement with SIMC, and under the supervision of SIMC and the Board, the Sub-Adviser to the Funds is generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Adviser is also responsible for managing its employees who provide services to the Funds. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the Sub-Adviser, monitors and evaluates the Sub-Adviser's performance and oversees the Sub-Adviser's compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee the Sub-Adviser and recommend sub-adviser hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board, the Sub-Adviser is responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The Sub-Adviser is also responsible for managing its employees who provide services to the Funds.

Each Investment Advisory Agreement provides that SIMC or the Fund's Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement after the first two (2) years must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or the Fund's Sub-Adviser, as applicable, or by SIMC or the Fund's Sub-Adviser, as applicable, on 90 days' written notice to the Trust.

Advisory and Sub-Advisory Fees. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Conservative Income Fund	0.10%
Tax-Free Conservative Income Fund	0.10%

SIMC pays the Sub-Adviser a fee out of its advisory fee, which is based on a percentage of the average monthly market value of the assets managed by the Sub-Adviser.

The Sub-Adviser.

Blackrock Advisors, LLC—BlackRock Advisors, LLC ("BAL") serves as a Sub-Adviser to a portion of the assets of the Conservative Income Fund and Tax-Free Conservative Income Fund. BAL is an investment adviser registered with the SEC. BAL is a wholly owned indirect subsidiary of BlackRock, Inc. ("BlackRock"), an independent and publicly-traded corporation incorporated in Delaware and headquartered in New York, New York. As of December 31, 2015, PNC Financial Services Group, Inc. owned 22.2% of BlackRock and institutional investors, employees and the public held economic interest of 77.8% of BlackRock.

Portfolio Management

SIMC

Compensation. SIMC compensates each portfolio manager for his or her management of the Funds. Each portfolio manager's compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows. Portfolio manager compensation is a combination of both Fund performance and SEI/Company performance. A majority of each portfolio manager's compensation is determined by the performance of the Funds for which the portfolio manager is responsible for over both a short-term and long-term time horizon. A final factor is a discretionary component, which is based upon a qualitative review of the portfolio managers and their team.

Ownership of Fund Shares. As of March 31, 2016, the Class A shares and Class Y shares of the Conservative Income Fund and Tax-Free Conservative Income Fund had not yet launched, and, as a result, the portfolio managers did not beneficially own any shares of the Funds.

Other Accounts. As of December 31, 2015, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Richard A. Bamford	28	$37,977	7	$749	0	$0
Erin Garrett	24	$33,953	5	$171	0	$0

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers' management of registered investment companies, other pooled investment vehicles or other accounts may give rise to actual or potential conflicts of interest in connection with their day-to-day oversight of the Funds' investments. The other accounts might have similar investment objectives as the Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Funds.

While the portfolio managers' management of the other accounts may give rise to the following potential conflicts of interest, SIMC does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, SIMC believes that it has designed policies and procedures that reasonably manage such conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day oversight of the Funds. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the other accounts and to the possible detriment of the Funds. However, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers' oversight of the Funds and the other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors the other accounts over the Funds. This conflict of interest may be exacerbated to the extent that SIMC or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the Funds. Notwithstanding this theoretical conflict of interest, it is SIMC's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Funds, such an approach might not be suitable for the Funds given their investment objective and related restrictions.

BAL

Compensation. SIMC pays BAL a fee based on the assets under management of the Conservative Income and Tax-Free Conservative Income Funds as set forth in an investment sub-advisory agreement between BAL and SIMC. BAL pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Conservative Income and Tax-Free Conservative Income Funds. The following information relates to the period ended December 31, 2015.

Portfolio Manager Compensation Overview

The discussion below describes the portfolio manager's compensation as of December 31, 2015.

BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation (BAL portfolio managers of the Conservative Income Fund)

Generally, discretionary incentive compensation for the Cash Management portfolio managers is not formulaic and is a function of several components, including but not limited to: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management, the individual's performance and contribution to the overall performance of these portfolios and BlackRock and the individual's non-financial goals and objectives. Among other things, a subjective determination is made with respect to each portfolio manager's compensation based on the performance of the Funds and other accounts managed by each portfolio manager. The performance of Messrs. Hiatt and Mejzak is not measured against a specific benchmark.

Although the framework for compensation decision-making is tied to financial performance, significant discretion is used to determine individual compensation based on achievement of strategic and operating results and other considerations such as management and leadership capabilities.

In determining specific individual compensation amounts, a number of factors are considered including non-financial goals and objectives and overall financial and investment performance. These results are viewed in the aggregate without any specific weighting, and there is no direct correlation between any particular performance measure and the resulting annual incentive award.

Discretionary Incentive Compensation (BAL portfolio managers of the Tax-Free Conservative Income Fund)

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. Among other things, BlackRock's Chief Investment Officers make a subjective determination with respect to each portfolio manager's compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. The performance of Mr. Henderson and Ms. Joyce is not measured against a specific benchmark.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock, Inc. restricted stock units, upon vesting, will be settled in BlackRock, Inc. common stock. Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of discretionary incentive compensation in BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year "at risk" based on BlackRock's ability to sustain and improve its performance over future periods. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.

Long-Term Incentive Plan Awards—From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Certain of the portfolio managers of these Funds have unvested long-term incentive awards.

Deferred Compensation Program—A portion of the compensation paid to eligible United States-based BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm's investment products. Any portfolio manager who is either a managing director or director at BlackRock with compensation above a specified threshold is eligible to participate in the deferred compensation program.

Other Compensation Benefits.  In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans—BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($265,000 for 2015). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Ownership of Fund Shares. As of March 31, 2016, BAL's portfolio managers did not beneficially own any shares of the Conservative Income or Tax-Free Conservative Income Funds.

Other Accounts.  As of December 31, 2015, in addition to the Conservative Income and Tax-Free Conservative Income Funds, BAL's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Richard Mejzak, CFA	30	$223.2	19	$77.31	46	$25.55
Eric Hiatt, CFA, FRM	5	$73.48	4	$20.85	2	$8.22
William Henderson, Jr.	4	$1.90	0	$0	0	$0
Kelli Joyce	2	$0.414	0	$0	0	$0

None of the accounts listed above are subject to a performance-based advisory fee.

Portfolio Manager Potential Material Conflicts of Interest. BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Funds, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Funds. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Funds. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Funds by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates' or significant shareholders') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that a portfolio manager may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Such portfolio managers may therefore be entitled to receive a portion of any incentive fees earned on such accounts. Currently, the portfolio managers of these funds are not entitled to receive a portion of incentive fees of other accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the "Distributor"), serves as each Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business address at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement, Shareholder Service. The Distributor serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.

Pursuant to a Shareholder Service Plan (the "Shareholder Service Plan"), the Class A Shares are authorized to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Class A Shares at the annual rate of up to 0.25% of the value of the average daily net assets attributable to the Class A Shares of the Fund, which is calculated daily and payable monthly.

The service fees payable under the Shareholder Service Plan are intended to compensate service providers for the provision of shareholder services and may be used to provide compensation to financial intermediaries for ongoing service and/or maintenance of shareholder accounts with respect to shares of the applicable Funds. Shareholder services under the Shareholder Service Plan may include: (i) maintaining accounts relating to clients; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by service providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; (viii) processing purchase, exchange and redemption requests from clients and placing orders with the Funds or their service providers; (ix) providing sub-accounting with respect to shares beneficially owned by clients; (x) processing dividend payments from the Funds on behalf of clients; and (xi) providing such other similar services as a Fund may reasonably request to the extent the service provider is permitted to do so under applicable statutes, rules and regulations.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of their past profits or other available resources, and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisors and their customers, placing the Funds on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisors, providing assistance in training and educating the firm's personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on the average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or their representatives to recommend or offer shares of the SEI Funds to their customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of its past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds' portfolios, the Funds, SIMC and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., SIMC is responsible for the investment performance of the Funds and, along with the Board, is responsible for the oversight of the Funds' Sub-Adviser, which, in turn, is responsible for the day-to-day management of the Funds' portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a Fund, at which time SIMC presents the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Sub-Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of SIMC and other service providers such as the Fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Adviser and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Funds, and SIMC and the Sub-Advisory Agreement between SIMC and the Sub-Adviser with respect to the Funds, the Board annually meets with SIMC and, at least every other year, meets with the Sub-Adviser to review such services. Among other things, the Board regularly considers the Sub-Adviser's adherence to the Funds' investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser and Sub-Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds' financial statements, focusing on major areas of financial statement risk encountered by the Funds and noting any significant deficiencies or material weaknesses that were identified in the Funds' internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their respective reviews of these reports and discussions with SIMC, the Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds' investment management and business affairs are carried out by or through SIMC, the Sub-Adviser and the Funds' other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are eight members of the Board, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert A. Nesher, an interested person of the Trust, serves as Chairman of the Board. George J. Sullivan, Jr., an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Sullivan, among other things: (i) presides over board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the independent Trustees and management, and among the independent Trustees; and (v) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1989)—President and Chief Executive Officer of the Trust, December 2005-present. SEI employee, 1974-present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of The Advisors' Inner Circle Fund III, O'Connor EQUUS, Winton Series Trust and Winton Diversified Opportunities Fund since 2014. Vice Chairman of Gallery Trust since 2015. President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd and SEI Investments—Unit Trust Management (UK) Limited. Director and President of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee** (since 1986)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, The Advisors' Inner Circle Fund III, O'Connor EQUUS, Bishop Street Funds, Winton Series Trust, Winton Diversified Opportunities Fund, Gallery Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.

*  Mr. Nesher is a Trustee deemed to be an "interested person" of the Funds (as that term is defined in the 1940 Act) by virtue of his relationship with SEI.

**  Mr. Doran is a Trustee deemed to be an "interested person" of the Funds (as that term is defined in the 1940 Act) by virtue of his relationship with SEI.

Independent Trustees.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc., April 1997 to December 2011. Member of the independent review committee for SEI's Canadian-registered mutual funds. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Retired Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Owner of Harris Plantation, Inc. since 1995. Chief Executive Officer of Harris CAPM, a consulting asset and property management entity. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., January 1998-August 2003. Director of AMVESCAP PLC from 1993-2004. Served as a director of a bank holding company, 2003-2009. Director, Aaron's Inc., 2012-present. President and CEO, Oasis Ornamentals LLC, 2011-present. Serves as member of the Board of Councilors of the Carter Center (nonprofit corporation) and served on the board of other non-profit organizations. Director of SEI Alpha Strategy Portfolios, LP from 2008 to 2013. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

SUSAN C. COTE (DOB 11/07/54)—Trustee (since 2016)—Retired since July 2015. Americas Director of Asset Management, Ernst & Young LLP from 2006-2013. Global Asset Management Assurance Leader, Ernst & Young LLP from 2006-2015. Partner, Ernst & Young LLP from 1997-2015; Prudential, 1983-1997. Member of the Ernst & Young LLP Retirement Investment Committee. Treasurer and Chair of Finance, Investment and Audit Committee of the New York Women's Foundation. Independent Consultant to SEI Liquid Asset Trust. Trustee of SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds,

SEI Catholic Values Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust and SEI Institutional International Trust.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry and the experience he has gained serving as Trustee of the various SEI Trusts since 1989.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry and the experience he has gained serving as Trustee of the various SEI Trusts since 1982.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as Trustee of the various SEI Trusts since 1996.

The Trust has concluded that Ms. Lesavoy should serve as Trustee because of the experience she gained as a Director of several private equity fundraising firms and marketing and selling a wide range of investment products to institutional investors, her experience in and knowledge of the financial services industry and the experience she has gained serving as Trustee of the various SEI Trusts since 2003.

The Trust has concluded that Mr. Williams should serve as Trustee because of the experience he gained as Chief Investment Officer of a non-profit foundation, the President of an investment management firm, the President of a registered investment company and the Manager of a public company's pension assets, his experience in and knowledge of the financial services industry and the experience he has gained serving as Trustee of the various SEI Trusts since 2004.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 Company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds and the experience he has gained serving as Trustee of the various SEI Trusts since 2007.

The Trust has concluded that Mr. Harris should serve as Trustee because of the experience he gained as Chief Executive Officer and Director of an investment management firm, the experience he gained serving on the Board of a public company, his experience in and knowledge of the financial services and banking industries and the experience he has gained serving as Trustee of the various SEI Trusts since 2008.

The Trust has concluded that Ms. Cote should serve as Trustee because of her education, knowledge of financial services and investment management, and 18 years of experience as a partner at a major accounting firm, where she served as both the Global Asset Management Assurance Leader and the Americas Director of Asset Management, and other professional experience gained through her prior employment and directorships.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditor's compensation, the proposed scope and terms of its engagement and the firm's independence; (iii) pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent auditor and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and (ix) other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Sullivan, Williams, Johnson and Harris, and Mmes. Lesavoy and Cote currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met twenty-one (21) times during the Trust's most recently completed fiscal year.

•  Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of "interested" (as that term is defined under the 1940 Act) Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust's offices. Messrs. Sullivan, Williams, Johnson and Harris, and Mmes. Lesavoy and Cote currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met two (2) times during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds and shares of funds in the Fund Complex (as described below) as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC.

"Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	Over $100,000 (Global Managed Volatility Fund)	Over $100,000
Mr. Doran	None	Over $100,000
Independent
Mr. Sullivan	None	Over $100,000
Ms. Lesavoy	None	None
Mr. Williams	None	$1-$10,000
Mr. Johnson	Over $100,000 (Large Cap Fund)	Over $100,000
Mr. Harris	None	None
Ms. Cote**	None	None

*  Valuation date is December 31, 2015. The Fund Complex currently consists of 104 portfolios of the following trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

**  Elected by shareholders to the Board on March 14, 2016

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex*
Interested
Mr. Nesher	$0	$0	$0	$0
Mr. Doran	$0	$0	$0	$0
Independent
Mr. Sullivan	$70,288	$0	$0	$272,250
Ms. Lesavoy	$62,541	$0	$0	$242,250
Mr. Williams	$62,541	$0	$0	$242,250
Mr. Johnson	$62,541	$0	$0	$242,250
Mr. Harris	$62,541	$0	$0	$242,250
Ms. Cote[1]	$0	$0	$0	$455

*  The Fund Complex currently consists of 104 portfolios of the following trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

1  Ms. Cote became a Trustee for the Trust effective March 14, 2016 and served as Trustee for certain other funds in the Fund Complex during the Trust's most recently completed fiscal year. Ms. Cote was not a Trustee for all funds in the Fund Complex as of the Trust's most recently completed fiscal year, but served as an independent consultant to such other funds in the Fund Complex. These funds paid Ms. Cote a consulting fee comparable to fees she would have received if she were a Trustee of such funds.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers, except for Russell Emery, the Chief Compliance Officer ("CCO") of the Trust, receives compensation from the Trust for his or her services. The Trust's CCO serves in the same capacity for the other SEI trusts included in the Fund Complex, and the Trust pays its pro-rata share of the aggregate compensation payable to the CCO for his services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor, or until earlier resignation or removal.

ROBERT A. NESHER (DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading "Interested Trustees."

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.

ARTHUR RAMANJULU (DOB 10/31/64)—Controller and Chief Financial Officer (since 2015). Director, Funds Accounting, SEI Investments Global Funds Services since March 2015. Senior Manager, Funds Accounting, SEI Investments Global Funds Services, March 2007 to February 2015.

STEPHEN G. MACRAE (DOB 12/08/67)—Vice President (since 2012)—Director of Global Investment Product Management, January 2004 to present.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P. to 2010. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012. Chief Compliance Officer of SEI Insurance Products Trust and The KP Funds since 2013. Chief Compliance Officer of The Advisors' Inner Circle Fund III, O'Connor EQUUS, Winton Series Trust and Winton Diversified Opportunities Fund since 2014. Chief Compliance Officer of SEI Catholic Values Trust and Gallery Trust since 2015.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2007. Attorney, Stark & Stark (law firm), March 2004-July 2007.

DAVID F. MCCANN (DOB 03/19/76)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008.

BRIDGET E. SUDALL (DOB 10/05/80)—Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015). Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, April 2011-March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, July 2007-April 2011.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. The Guidelines also provide, among other items, that SIMC generally will vote against: proposals to limit the tenure of outside directors through mandatory retirement ages; management proposals to limit the tenure of outside directors through term limits; proposals that give management the ability to alter board size outside of a specific range without shareholder approval; proposals to classify the board; proposals to eliminate cumulative voting; proposals that provide that directors may be removed only for cause; proposals giving the board exclusive authority to amend the bylaws; retirement plans for non-employee directors; shareholder proposals seeking to set absolute levels on executive and director compensation or otherwise dictate the amount or form of compensation, eliminate stock options or other equity grants to employees or directors, or requiring director fees be paid in stock only; and proposals to phase out the use of animals in product testing unless certain circumstances apply. The Guidelines also provide, among other items, that SIMC generally will vote for: proposals seeking to fix board size or designate a range for board size; proposals that permit shareholders to elect directors to fill board vacancies; and proposals seeking a report on the company's animal welfare standards. In addition to these examples, the Guidelines cover numerous other specific policies. In addition, the Guidelines provide that SIMC will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

With respect to proxies of an affiliated investment company or series thereof, the Committee will vote such proxies in the same proportion as the vote of all other shareholders of the investment company or series thereof (i.e., "echo vote" or "mirror vote").

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of a Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or a loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for a Fund unless: (1) such securities are appropriate in the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange ("NYSE") or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the advisers, the Distributor and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges in connection with the sale of such securities. However, a shareholder will at all times be entitled to aggregate cash redemptions from a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets in cash.

A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder's basis in the shares of the Fund redeemed.

Fund securities may be traded on foreign markets on days other than a Business Day or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern Time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the adviser determines that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

Certain shareholders in one or more of the Funds may obtain asset allocation services from SIMC and other financial intermediaries with respect to their investments in the Funds. If a sufficient amount of a Fund's assets are subject to such asset allocation services, the Fund may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Fund shares pursuant to such services. Further, to the extent that SIMC is providing asset allocation services and providing investment advice to the Funds, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interest of the Funds.

Use of Third-Party Independent Pricing Agents. The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning. You are urged to consult your own tax advisor with specific reference to your own tax situations, including their state, local, and foreign tax liabilities.

This discussion of certain U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company and Taxation of the Funds

Each Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of each Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. The Funds intend to be relieved of federal income tax on that part of their income and capital gains that are timely distributed to shareholders. In order to qualify for treatment as a RIC, the Funds must distribute annually to their shareholders at least 90% of their investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and at least 90% of its net tax-exempt interest income ("Distribution Requirement") and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the "Qualifying Income Test"); and (ii) at the close of each quarter of each Fund's taxable year: (A) at least 50% of the value of its total assets must be represented by cash and cash items, United States Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership; and (B) not more than 25% of the value of its assets may be invested in securities (other than United States Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Diversification Test").

Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income for the one-year period ending on October 31, of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

If a Fund fails to satisfy the Qualifying Income or Asset Diversification Tests in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where a Fund corrects the failure within a specified period of time. If a Fund fails to qualify as a RIC, and these relief provisions are not available, the Fund will be taxable at regular corporate rates without any deduction for distributions to shareholders (and, to the extent applicable, corporate alternative minimum tax). In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders (subject to certain limitations) and individuals may benefit from the lower tax rates applicable to qualified dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

A Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The rules for capital loss carryovers for the Funds are similar to the rules that apply to capital loss carryovers of individuals and provide that such losses are carried over indefinitely. Thus, if a Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (a "Post-2010 Loss"), the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. A Fund's unused capital loss carryforwards that arose in taxable years that began on or before December 22, 2010 ("Pre-2011 Losses") are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of those carryforwards, generally eight years after the year in which they arose. A Fund's Post-2010 Losses must be fully utilized before the Fund will be permitted to utilize carryforwards of Pre-2011 Losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Distributions to Shareholders. The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares. Distributions by the Funds are eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities they hold and the Funds report the distributions as qualified dividend income. It is not anticipated that distributions by the Funds will be eligible for the reduced tax rates applicable to qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund's assets before it calculates the net asset value) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Funds receive from an ETF or an underlying fund taxable as a RIC or a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT.

Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund's net capital gains will be taxable as long-term capital gains for individual shareholders at a maximum rate of 20% regardless of how long you have held your shares in such Fund. The Funds (or their administrative agent) will report annually to their shareholders the federal tax status of all distributions made by the Funds.

Certain Funds may use a tax management technique known as "highest-in, first-out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after tax returns.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Each Fund's shareholders will be notified annually by the Fund (or its administrative agent) as to the federal tax status of all distributions made by the Fund.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends and distributions actually received in January of the following year.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund.

Sales Exchanges or Redemptions of Shares

Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, each Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use a default cost basis method which can be obtained from the Fund or the administrator. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Tax Treatment of Fund Investments. Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect a Fund's ability to qualify as a RIC, affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other zero coupon securities that are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though a Fund has not received any interest payments on such obligations during that period. Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell

Fund securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

A Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on such Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolio (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC Distribution Requirements and for avoiding excise taxes discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate Fund investments at a time when the investment adviser might not otherwise have chosen to do so.

In general, for purposes of the Qualifying Income Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

A Fund may invest in certain MLPs which may be treated as "qualified publicly traded partnerships." Income from qualified publicly traded partnerships is qualifying income for purposes of the Qualifying Income Test, but a Fund's investment in one or more of such "qualified publicly traded partnerships" is limited under the Asset Diversification Test to no more than 25% of the value of the Fund's assets. The Funds will monitor their investments in such qualified publicly traded partnerships in order to ensure compliance with the Qualifying Income and Asset Tests. MLPs and other partnerships that the Funds may invest in will deliver Form K-1s to the Funds to report their share of income, gains, losses, deductions and credits of the MLP or other partnership. These Form K-1s may be delayed and may not be received until after the time that a Fund issues its tax reporting statements. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement.

A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in a Fund's receipt of cash in excess of the REIT's earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to such Fund's shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT's current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT's current and accumulated earnings and profits.

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, the Funds generally serve to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of an investment in a Fund where, for example, (i) a Fund invests in a REIT that holds a residual interests in a REMIC or (ii) a Fund invests in a REIT that: a) is a taxable mortgage pool ("TMP"), b) has a TMP subsidiary, or c) invests in a residual interest of a REMIC, or (iii) shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisers regarding these issues.

Non-U.S. Investors. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Backup Withholding and Other Tax Issues

A Fund will be required in certain cases to withhold at a rate of 28% and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided a Fund either an incorrect tax identification number or no number at all; (ii) who is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) who has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

A U.S. withholding tax at a 30% rate will be imposed on dividends effective July 1, 2014 (and proceeds of sales in respect of Fund shares (including certain capital gain dividends) received by Fund shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. A Fund will not pay any additional amounts in respect to any amounts withheld.

Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes

It is expected that the Funds will not be liable for any corporate excise, income or franchise tax in Massachusetts if they qualify as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to ordinary income distributions that a Fund pays to you, which are derived from interest on direct obligations of the U.S. Government. Some states have minimum investment requirements for this tax-free status that must be met by a Fund. Investments in Ginnie Mae or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase requirements collateralized by U.S. Government securities do not generally qualify for state tax-free treatment. The rules or exclusion of this income are different for corporate shareholders. Depending upon state and local law, distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes.

The Funds' shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder's tax situation is different, shareholders should consult their own tax advisors regarding the effect of federal, state and local taxes affecting an investment in Fund shares.

Taxation of Investors in the Tax-Free Conservative Income Fund.

The following paragraphs only apply to the Tax-Free Conservative Income Fund. Shares of the Tax-Free Conservative Income Fund may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the tax-exempt status of distributions from the Fund. Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Fund.

If at least 50% of the value of the Fund's total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. Federal income tax, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying tax-exempt interest dividends. The Fund intends to qualify and to provide shareholders with income exempt from U.S. Federal income tax in the form of exempt-interest dividends. "Tax exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly reported as such in a written statement furnished to shareholders.

The Fund will report to its shareholders the portion of the distributions for the taxable year that constitutes tax-exempt interest dividends. The reported portion generally cannot exceed the excess of the amount of interest excludable from gross income under the Code received by the Fund during the taxable year over any amounts disallowed with respect to deductions for interest expense incurred to purchase or carry tax-exempt obligations. Similarly, interest on indebtedness incurred to purchase or carry shares of the Fund by shareholders will not be deductible to the extent that the Fund's distributions are exempt from the U.S. Federal income tax. In addition, an investment in the Fund may result in liability for U.S. Federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the U.S. Federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent the Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their U.S. Federal AMT, if any. Shareholders will be notified of the tax status of distributions made by the Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in the Fund. Furthermore, shareholders will not be permitted to deduct any of their share of the Fund's expenses in computing their U.S. Federal AMT. In addition, tax-exempt interest dividends paid by the Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its U.S. Federal AMT calculation.

Shareholders with questions or concerns about the U.S. Federal AMT should consult own their own tax advisers.

The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from U.S. Federal income tax in fact meet the requirements for such exemption. Ordinarily, the Fund relies on opinions from the issuer's bond counsel that interest on the issuer's debt obligation will be exempt from U.S. Federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize the Fund's ability to pay any tax-exempt interest dividends. Similar challenges may occur as to state specific exemptions.

A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in the Fund may have on the U.S. Federal taxation of such benefits. Tax-exempt interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

Distributions of the Fund's income other than tax-exempt interest dividends generally will be taxable to shareholders. Gains realized by the Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.

Although tax-exempt interest dividends are generally exempt from U.S. Federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, tax-exempt interest dividends may be subject to state and local taxes. You should consult your own tax advisor to discuss the tax consequences of your investment in the Fund.

State And Local Tax Matters. The exemption from U.S. federal income tax for exempt-interest dividends generally does not result in exemption for such dividends under the income or other tax laws of any state or local taxing authority. In some states, however, the portion of any exempt-interest dividends derived from interest received by the Fund on its holdings of that state's securities and those of its political subdivisions and instrumentalities is exempt from the state's income tax. The Fund will report annually to its shareholders the percentage of interest income earned by the Fund during the preceding year on tax-exempt obligations indicating, on a state-by-state basis, the source of such income. Shareholders of the Fund are advised to consult their own tax advisors about state and local tax matters.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, as defined by Financial Industry Regulatory Authority Rules ("FINRA") and in accordance with applicable SEC guidance.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds' advisers under the Investment Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The advisers, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Commission Recapture Program"). SIMC then requests, but does not require, that the Sub-Adviser execute a portion of a Fund's portfolio transactions through the Commission Recapture Program. Under the Commission Recapture Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay Fund operating expenses. The Sub-Adviser is authorized to execute trades pursuant to the Commission Recapture Program, provided that the Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust's Prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the Commission Recapture Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the Commission Recapture Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund's portfolio when there is a change in sub-advisers in the Fund or a reallocation of assets among the Fund's Sub-Adviser. An unaffiliated third-party broker selected by SIMC or the Sub-Adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

Because the Funds had not yet commenced operations as of March 31, 2016, certain information about the Funds' brokerage activities, including brokerage activities with affiliated brokers, portfolio turnover rates and the securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) that the Funds have acquired during their most recent fiscal year do not yet apply.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Funds can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

The Trust does not have any ongoing arrangements to make available portfolio holdings information sooner than publicly available. Nonetheless, portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the Sub-Adviser, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' third-party independent pricing agents and the Funds' independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectuses or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of March 31, 2016, the Class A Shares and Class Y Shares of the Conservative Income Fund and Tax-Free Conservative Income Fund had not commenced operations and therefore there were no record owners of a Fund. Persons who own of record or beneficially more than 25% of the Funds' outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

MASTER/FEEDER OPTION

Each Fund may, in the future, seek to achieve its investment objectives by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Funds. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the Funds. The initial shareholder(s) of the Funds voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Funds. However, shareholders of the Funds will be given 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

CUSTODIAN

U.S. Bank National Association ("U.S. Bank"), located at 425 Walnut Street, Cincinnati, Ohio 45202, acts as wire agent and custodian for the assets of the Conservative Income and Tax-Free Conservative Income Funds. U.S. Bank holds cash, securities and other assets of the Funds for which it acts as custodian as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent registered public accounting firm.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

APPENDIX A—DESCRIPTION OF RATINGS
DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by Moody's, S&P, and Fitch, Inc., ("Fitch"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

Investment Grade

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

Investment Grade Bond

AAA  Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA  Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A  Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB  Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, and Fitch, Inc., respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1  This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1  Highest Credit Quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote exceptionally strong credit feature.

F-2  Good Credit Quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3  Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

PART C. OTHER INFORMATION

Item 28.  Exhibits:

(a)  Registrant's Amended and Restated Agreement and Declaration of Trust, dated March 30, 2016 is filed herewith

(b)  Amended and Restated By-Laws, dated September 13, 2011, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011 ("Post-Effective Amendment No. 77").

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement, dated December 16, 1994, between the Trust and SEI Investments Management Corporation ("SIMC") is herein incorporated by reference to Exhibit (5)(cc) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1997 ("Post-Effective Amendment No. 26").

(d)(2)  Form of Amended Schedule B to the Investment Advisory Agreement, dated December 16, 1994, between the Trust and SIMC is filed herewith.

(d)(3)  Investment Sub-Advisory Agreement, dated July 13, 2006, between SIMC and Acadian Asset Management LLC (f/k/a Acadian Asset Management Inc.) with respect to the Global Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(d)(4)  Amendment, dated September 15, 2015, and amended Schedules A and B, as last revised September 15, 2015, to the Investment Sub-Advisory Agreement, dated July, 13, 2006, between SIMC and Acadian Asset Management LLC with respect to the Global Managed Volatility and Multi-Strategy Alternative Funds are herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 111 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2016 ("Post-Effective Amendment No. 111").

(d)(5)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP) with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003 ("Post-Effective Amendment No. 39").

(d)(6)  Amendment, dated June 24, 2011, and amended Schedule A, as last revised June 24, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP) with respect to the Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility and Large Cap Funds are herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 77.

(d)(7)  Amendment, dated December 15, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as amended June 24, 2011, and with amended Schedule A, as last revised June 24, 2011, between SIMC and AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP) with respect to the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012 ("Post-Effective Amendment No. 80").

(d)(8)  Amended Schedule B, as last revised March 24, 2015, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as amended June 24, 2011 and December 15, 2011, between SIMC and AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP) with respect to the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 111.

(d)(9)  Investment Sub-Advisory Agreement, dated September 14, 2011, between SIMC and AllianceBernstein L.P. with respect to the Small Cap, Small Cap Growth and Tax-Managed Small/Mid Cap Funds is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 77.

(d)(10)  Amendment, dated June 30, 2014, and amended Schedules A and B, as last revised June 30, 2014, to the Investment Sub-Advisory Agreement, dated September 14, 2011, between SIMC and AllianceBernstein L.P. with respect to the Small Cap, Small Cap Growth, Tax-Managed Small/Mid Cap, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds are herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014 ("Post-Effective Amendment No. 96").

(d)(11)  Amended Schedule A, as last revised January 8, 2016, between SIMC and AllianceBernstein L.P. with respect to the Small Cap, Small Cap Growth, Tax-Managed Small/Mid Cap, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 111.

(d)(12)  Investment Sub-Advisory Agreement, dated January 2, 2013, between SIMC and Analytic Investors, LLC with respect to the Global Managed Volatility and U.S. Managed Volatility Funds is herein incorporated by reference to exhibit (d)(13) of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2013 ("Post-Effective Amendment No. 88").

(d)(13)  Investment Sub-Advisory Agreement, dated January 2, 2013, between SIMC and Analytic Investors, LLC with respect to the Tax-Managed Managed Volatility Fund is herein incorporated by reference to exhibit (d)(14) of Post-Effective Amendment No. 88.

(d)(14)  Amended Schedule B, as last revised March 24, 2015, to the Investment Sub-Advisory Agreement, dated January 2, 2013, between SIMC and Analytic Investors, LLC with respect to the Global Managed Volatility and U.S. Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 111.

(d)(15)  Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC with respect to the Small Cap and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009 ("Post-Effective Amendment No. 71").

(d)(16)  Amendment, dated June 28, 2011, to the Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC with respect to the Small Cap, Small Cap Growth, Large Cap and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 77.

(d)(17)  Amended Schedules A and B, as last revised January 11, 2016, between SIMC and AQR Capital Management, LLC with respect to the Large Cap, Large Cap Value, Tax-Managed Small/Mid Cap, Tax-Managed Large Cap, Small Cap, Small Cap Value and Multi-Asset Accumulation Funds are herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 111.

(d)(18)  Investment Sub-Advisory Agreement, dated March 30, 2007, between SIMC and Ares Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(108) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2008.

(d)(19)  Amended Schedules A and B, as last revised May 21, 2009, to the Investment Sub-Advisory Agreement, dated March 30, 2007, between SIMC and Ares Management LLC with respect to the High Yield Bond and Enhanced Income Funds are herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009 ("Post-Effective Amendment No. 70").

(d)(20)  Amended and Restated Investment Sub-Advisory Agreement, dated January 11, 2016, between SIMC and Arrowpoint Asset Management, LLC with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 111.

(d)(21)  Investment Sub-Advisory Agreement, dated December 23, 2015, between SIMC and Axiom International Investors LLC with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 111.

(d)(22)  Investment Sub-Advisory Agreement, dated December 10, 2014, between SIMC and Beachhead Capital Management, LLC with respect to the Long/Short Alternative Fund is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 99 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 15, 2014 ("Post-Effective Amendment No. 99").

(d)(23)  Investment Sub-Advisory Agreement, dated March 26, 2014, between SIMC and Benefit Street Partners L.L.C. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 96.

(d)(24)  Investment Sub-Advisory Agreement, dated June 23, 2015, between SIMC and BlackRock Investment Management, LLC with respect to the Tax-Managed Large Cap, Large Cap Growth and Large Cap Funds is herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 111.

(d)(25)  Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, LLC with respect to the Conservative Income and Tax-Free Conservative Income Funds, to be filed by amendment.

(d)(26)  Amended and Restated Investment Sub-Advisory Agreement, dated June 23, 2015, between SIMC and Brandywine Global Investment Management, LLC with respect to the Large Cap, Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 111.

(d)(27)  Investment Sub-Advisory Agreement, dated March 31, 2009, between SIMC and Brigade Capital Management, LP with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(103) of Post-Effective Amendment No. 70.

(d)(28)  Investment Sub-Advisory Agreement, dated January 12, 2016, between SIMC and Cardinal Capital Management, L.L.C. with respect to the Small Cap Value and Tax-Managed Small/Mid Cap Funds is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 111.

(d)(29)  Investment Sub-Advisory Agreement, dated December 10, 2014, between SIMC and CastleArk Management LLC with respect to the Tax-Managed Small/Mid Cap Fund is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 102 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2015 ("Post-Effective Amendment No. 102").

(d)(30)  Investment Sub-Advisory Agreement, dated March 31, 2011, between SIMC and CenterSquare Investment Management, Inc. (f/k/a Urdang Securities Management Inc) with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 77.

(d)(31)  Investment Sub-Advisory Agreement, dated June 23, 2015, between SIMC and Coho Partners, Ltd. with respect to the Tax-Managed Large Cap, Large Cap and Large Cap Value Fund is herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 111.

(d)(32)  Amended and Restated Investment Sub-Advisory Agreement, dated April 30, 2013, between SIMC and Delaware Investments Fund Advisers, a series of Delaware Management Business Trust with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014 ("Post-Effective Amendment No. 91").

(d)(33)  Investment Sub-Advisory Agreement, dated December 10, 2014, between SIMC and EAM Investors, LLC with respect to the Small Cap and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment No. 102.

(d)(34)  Amended and Restated Investment Sub-Advisory Agreement, dated January 11, 2016, between SIMC and EAM Investors LLC with respect to the Small Cap and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 111.

(d)(35)  Investment Sub-Advisory Agreement, dated June 23, 2015, between SIMC and Emso Partners Limited with respect to the Multi-Strategy Alternative Fund is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 111.

(d)(36)  Investment Sub-Advisory Agreement, dated December 23, 2015, between SIMC and Falcon Point Capital, LLC with respect to the Small Cap and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 111.

(d)(37)  Amended and Restated Investment Sub-Advisory Agreement, dated January 13, 2016, between Fiduciary Management Associates, LLC with respect to the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 111.

(d)(38)  Investment Sub-Advisory Agreement, dated January 11, 2016, between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Multi-Asset Income Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 111.

(d)(39)  Investment Sub-Advisory Agreement, dated January 10, 2012, between SIMC and Guggenheim Partners Investment Management, LLC (f/k/a Guggenheim Partners Asset Management, LLC) with respect to the Multi-Asset Income Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 80.

(d)(40)  Amended Schedule B, as last revised March 30, 2012, to the Investment Sub-Advisory Agreement, dated January 10, 2012, between SIMC and Guggenheim Partners Investment Management, LLC (f/k/a Guggenheim Partners Asset Management, LLC) with respect to the Multi-Asset Income Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 85 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 3, 2012.

(d)(41)  Investment Sub-Advisory Agreement, dated May 1, 2014, between SIMC and Jackson Square Partners, LLC with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 96.

(d)(42)  Investment Sub-Advisory Agreement, dated May 1, 2014, between SIMC and Jackson Square Partners, LLC with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 96.

(d)(43)  Amendment, dated June 23, 2015, to the Investment Sub-Advisory Agreement, dated May 1, 2014, between SIMC and Jackson Square Partners, LLC with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 111.

(d)(44)  Investment Sub-Advisory Agreement, dated April 1, 2010, between SIMC and Jennison Associates LLC with respect to the Core Fixed Income and U.S. Fixed Income Funds is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011 ("Post-Effective Amendment No. 75").

(d)(45)  Investment Sub-Advisory Agreement, dated October 3, 2005, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005 ("Post-Effective Amendment No. 45").

(d)(46)  Amendment, dated January 25, 2012, to the Investment Sub-Advisory Agreement, dated October 3, 2005, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond, U.S. Fixed Income, Small Cap, Small Cap Growth and Mid-Cap Funds is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 81 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2012 ("Post-Effective Amendment No. 81").

(d)(47)  Amended Schedules A and B, dated June 25, 2014, to the Investment Sub-Advisory Agreement, dated October 3, 2005, as amended January 25, 2012, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond and U.S. Fixed Income Funds is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 96.

(d)(48)  Investment Sub-Advisory Agreement, dated March 31, 1995, between SIMC and LSV Asset Management with respect to the Large Cap Value Fund is herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 1995.

(d)(49)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated March 31, 1995, between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003 ("Post-Effective Amendment No. 40").

(d)(50)  Amended Schedule C, dated July 2003, to the Investment Sub-Advisory Agreement, dated March 31, 1995, as amended July 1, 2003, between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(80) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on July 10, 2006.

(d)(51)  Investment Sub-Advisory Agreement, dated August 3, 2001, between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2002.

(d)(52)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated August 3, 2001, between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 40.

(d)(53)  Amended Schedule A, as last revised September 25, 2009, to the Investment Sub-Advisory Agreement, dated August 3, 2001, as amended July 1, 2003, between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap and Large Cap Funds is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 71.

(d)(54)  Investment Sub-Advisory Agreement, dated November 30, 2010, between SIMC and LSV Asset Management with respect to the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 77.

(d)(55)  Investment Sub-Advisory Agreement, dated February 6, 2013, between SIMC and Metropolitan West Asset Management LLC with respect to the Core Fixed Income and U.S. Fixed Income Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 96.

(d)(56)  Investment Sub-Advisory Agreement, dated September 15, 2015, between SIMC and Mountaineer Partners Management, LLC with respect to the Multi-Strategy Alternative Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 111.

(d)(57)  Investment Sub-Advisory Agreement, dated December 11, 2013, between SIMC and PanAgora Asset Management Inc. with respect to the Multi-Asset Accumulation Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 91.

(d)(58)  Amended and Restated Investment Sub-Advisory Agreement, dated January 12, 2016, between SIMC and Parametric Portfolio Associates LLC with respect to the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Large Cap, Tax-Managed Small/Mid Cap and Tax-Managed Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 111.

(d)(59)  Investment Sub-Advisory Agreement, dated May 30, 2014, between SIMC and QS Investors, LLC with respect to the Multi-Asset Inflation Managed Fund is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 96.

(d)(60)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Quantitative Management Associates LLC (formerly, Prudential Investment Management, Inc.) with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 39.

(d)(61)  Assignment and Assumption Agreement, dated July 1, 2004, between SIMC, Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004 ("Post-Effective Amendment No. 43").

(d)(62)  Amended Schedules A and B, as last revised July 8, 2009, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as assigned and assumed, July 1, 2004, between SIMC and Quantitative Management Associates LLC (formerly, Prudential Investment Management, Inc.) with respect to the Large Cap Growth, Tax-Managed Large Cap, Mid-Cap and Large Cap Funds are herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 71.

(d)(63)  Amendment, dated January 23, 2012, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as assigned and assumed July 1, 2004, with Amended Schedules A and B, as last revised July 8, 2009, between SIMC and Quantitative Management Associates LLC (formerly, Prudential Investment Management, Inc.) with respect to the Mid-Cap Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 81.

(d)(64)  Investment Sub-Advisory Agreement, dated September 15, 2015, between SIMC and Ramius Advisors, LLC with respect to the Multi-Strategy Alternative Fund is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 111.

(d)(65)  Amended and Restated Investment Sub-Advisory Agreement, dated January 12, 2016, between SIMC and Robeco Investment Management, Inc. with respect to the Small Cap and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 111.

(d)(66)  Investment Sub-Advisory Agreement, dated December 10, 2014, between SIMC and Snow Capital Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 102.

(d)(67)  Investment Sub-Advisory Agreement, dated December 10, 2014, between SIMC and Snow Capital Management, L.P. with respect to the Tax-Managed Small/Mid Cap Fund is herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 102.

(d)(68)  Amended Schedules A and B, as last revised January 11, 2016, to the Investment Sub-Advisory Agreement, dated December 10, 2014, between SIMC and Snow Capital Management L.P. with respect to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Tax-Managed Small/Mid Cap, Small Cap Value and Small Cap Funds are herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 111.

(d)(69)  Investment Sub-Advisory Agreement, dated July 6, 2007, between SIMC and SSGA Funds Management, Inc. with respect to the S&P 500 Index Fund is herein incorporated by reference to Exhibit (d)(97) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007 ("Post-Effective Amendment No. 62").

(d)(70)  Amendment, dated June 23, 2015, and Amended Schedules A and B, as revised June 23, 2015, to the Investment Sub-Advisory Agreement, dated July 6, 2007, between SIMC and SSGA Funds Management, Inc. with respect to the S&P 500 Index, Multi-Asset Income and Dynamic Asset Allocation Funds is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 107 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on July 29, 2015 ("Post-Effective Amendment No. 107").

(d)(71)  Investment Sub-Advisory Agreement, dated November 12, 2003, between SIMC and Wellington Management Company LLP with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2004.

(d)(72)  Amendment, dated April 10, 2012, to the Investment Sub-Advisory Agreement, dated November 12, 2003, between SIMC and Wellington Management Company LLP with respect to the Real Estate Fund is herein incorporated by reference to exhibit (d)(87) of Post-Effective Amendment No. 88.

(d)(73)  Amended Schedules A and B, as last revised June 25, 2014, to the Investment Sub-Advisory Agreement, dated November 12, 2003, as amended April 10, 2012, between SIMC and Wellington Management Company LLP with respect to the Enhanced Income Fund are herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 96.

(d)(74)  Investment Sub-Advisory Agreement, dated September 30, 2003, between SIMC and Wells Capital Management Incorporated with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 40.

(d)(75)  Amended Schedules A and B, as last revised April 30, 2009, to the Investment Sub-Advisory Agreement, dated September 30, 2003, between SIMC and Wells Capital Management Incorporated with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 70.

(d)(76)  Investment Sub-Advisory Agreement, dated March 24, 1997, between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No. 28.

(d)(77)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated March 24, 1997, between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 40.

(d)(78)  Amended Schedules A and B, as last revised April 28, 2009, to the Investment Sub-Advisory Agreement, dated March 24, 1997, as amended July 1, 2003, between SIMC and Western Asset Management Company with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 29, 2009 ("Post-Effective Amendment No. 69").

(d)(79)  Investment Sub-Advisory Agreement, dated November 7, 2005, between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 45.

(d)(80)  Amended Schedules A and B, as last revised April 28, 2009, to the Investment Sub-Advisory Agreement, dated November 7, 2005, between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 69.

(e)(1)  Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2003 ("Post-Effective Amendment No. 38").

(e)(2)  Form of Amended Schedule A to the Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is filed herewith.

(f)  Not Applicable.

(g)(1)  Schedule of Global Custody Services and Charges, dated September 16, 2014, to the Custodian Agreement between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 111.

(g)(2)  Amended and Restated Custodian Agreement, dated March 28, 2012, between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 88.

(g)(3)  First Amendment, dated August 11, 2015, to the Amended and Restated Custodian Agreement, dated March 28, 2012, between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 111.

(g)(4)  Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 91.

(g)(5)  Third Amendment, dated April 1, 2014, to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 93 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 12, 2014 ("Post-Effective Amendment No. 93").

(g)(6)  Fifth Amendment, dated December 9, 2014, to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(5) of Post-Effective Amendment No. 102.

(g)(7)  Seventh Amendment, dated June 22, 2015, to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(6) of Post-Effective Amendment No. 107.

(g)(8)  Eighth Amendment, dated August 16, 2015, to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(8) of Post-Effective Amendment No. 111.

(g)(9)  Form of Ninth Amendment to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is filed herewith.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 43.

(h)(2)  Form of Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services is filed herewith.

(h)(3)  Amendment No. 1, dated March 28, 2012, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 96.

(h)(4)  Class A Shares Shareholder Service Plan and Agreement, dated May 1, 1996, between the Trust and SEI Investments Distribution Company (f/k/a SEI Financial Services Company) is herein incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 26.

(h)(5)  Class A Shares Administrative Services Agreement, dated July 21, 2005, between the Trust and GWFS Equities, Inc. with respect to the Large Cap Value, Small Cap Value, Small Cap Growth and High Yield Bond Funds is herein incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 45.

(h)(6)  Class I Shares Shareholder Service Plan and Agreement between the Trust and SEI Investments Distribution Company is herein incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2001.

(h)(7)  Class I Shares Administrative Services Plan and Agreement, dated October 4, 2001, between the Trust and SEI Investments Distribution Company is herein incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 38.

(i)  Opinion and Consent of Counsel is filed herewith.

(j)  Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan, dated January 28, 2015, with Amended Schedule A, as last revised March 31, 2016, is filed herewith.

(o)  Not applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation, dated August 8, 2014, is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 111.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co., dated October 1, 2014, is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 111.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services, dated February 2015, is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 111.

(p)(4)  The Code of Ethics for SEI Institutional Managed Trust, as last revised January 3, 2014, is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 93.

(p)(5)  The Code of Ethics for Acadian Asset Management LLC, dated February 2015, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 111.

(p)(6)  The Code of Ethics for AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP), dated May 30, 2014, is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 96.

(p)(7)  The Code of Ethics for Alliance Bernstein L.P., dated June 2015, is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 111.

(p)(8)  The Code of Ethics for Analytic Investors, LLC, dated August 14, 2009, is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2010.

(p)(9)  The Code of Ethics for AQR Capital Management, LLC, dated April 2015, is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 111.

(p)(10)  The Code of Ethics for Ares Management LLC, dated January 15, 2008, is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(11)  The Code of Ethics for Arrowpoint Asset Management, LLC, dated May 2015, is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 111.

(p)(12)  The Code of Ethics for Axiom International Investors LLC, dated August 2015, is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 111.

(p)(13)  The Code of Ethics for Beachhead Capital Management, LLC is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 99.

(p)(14)  The Code of Ethics for Benefit Street Partners L.L.C. is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 96.

(p)(15)  The Code of Ethics for BlackRock Investment Management, LLC, dated July 21, 2014, is herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 111.

(p)(16)  The Code of Ethics for Brandywine Global Investment Management, LLC, as last revised February 2014, is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 96.

(p)(17)  The Code of Ethics for Brigade Capital Management, LP is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 96.

(p)(18)  The Code of Ethics for Cardinal Capital Management, L.L.C., dated June 2015, is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 111.

(p)(19)  The Code of Ethics for CastleArk Management LLC, as revised January 1, 2013, is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 102.

(p)(20)  The Code of Ethics for CenterSquare Investment Management, Inc. (f/k/a Urdang Capital Management Inc), dated March 2012, is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 88.

(p)(21)  The Code of Ethics for Coho Partners, Ltd., dated May 15, 2014, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 111.

(p)(22)  The Code of Ethics for Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, dated October 1, 2013, is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 91.

(p)(23)  The Code of Ethics for EAM Investors, LLC, dated June 25, 2015, is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 111.

(p)(24)  The Code of Ethics for Emso Partners Limited is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 111.

(p)(25)  The Code of Ethics for Falcon Point Capital, LLC is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 111.

(p)(26)  The Code of Ethics for Fiduciary Management Associates, LLC, as last revised July 20, 2012, is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 88.

(p)(27)  The Code of Ethics for Goldman Sachs Asset Management, L.P., dated December 5, 2014, is herein incorporated by reference to Exhibit (p)(27) of Post-Effective Amendment No. 111.

(p)(28)  The Code of Ethics for Guggenheim Partners Investment Management, LLC, dated August 2015, is herein incorporated by reference to Exhibit (p)(28) of Post-Effective Amendment No. 111.

(p)(29)  The Code of Ethics for Jackson Square Partners, LLC, dated April 2014, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 96.

(p)(30)  The Code of Ethics for Jennison Associates LLC, dated May 31, 2015, is herein incorporated by reference to Exhibit (p)(30) of Post-Effective Amendment No. 111.

(p)(31)  The Code of Ethics for J.P. Morgan Investment Management Inc., as last revised July 7, 2010, is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 77.

(p)(32)  The Code of Ethics for LSV Asset Management, as last revised October 18, 2013, is herein incorporated by reference to Exhibit (p)(27) of Post-Effective Amendment No. 96.

(p)(33)  The Code of Ethics for TCW, the parent company of Metropolitan West Asset Management LLC, as last revised October 1, 2013, is herein incorporated by reference to Exhibit (p)(27) of Post-Effective Amendment No. 91.

(p)(34)  The Code of Ethics for Mountaineer Partners Management, LLC, dated January 2014, is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 111.

(p)(35)  The Code of Ethics for PanAgora Asset Management Inc., dated December 31, 2012, is herein incorporated by reference to Exhibit (p)(28) of Post-Effective Amendment No. 91.

(p)(36)  The Code of Ethics for Parametric Portfolio Associates LLC, dated September 15, 2015, is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 111.

(p)(37)  The Code of Ethics for QS Investors, LLC, dated June 2, 2014, is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 96.

(p)(38)  The Code of Ethics for Quantitative Management Associates LLC is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 45.

(p)(39)  The Code of Ethics for Ramius Advisors, LLC, dated January 1, 2015, is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 111.

(p)(40)  The Code of Ethics for Robeco Investment Management, Inc. is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2009.

(p)(41)  The Code of Ethics for Snow Capital Management, L.P., dated August 2014, is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 102.

(p)(42)  The Code of Ethics for SSGA Funds Management, Inc., dated September 16, 2014, is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 102.

(p)(43)  The Code of Ethics for Wellington Management Company, LLP dated August 1, 2013, is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 91.

(p)(44)  The Code of Ethics for Wells Capital Management Incorporated, dated May 21, 2015, is herein incorporated by reference to Exhibit (p)(44) of Post-Effective Amendment No. 111.

(p)(45)  The Code of Ethics for Western Asset Management Company and Western Asset Management Company Limited, dated January 1, 2010, is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 75.

(q)(1)  Power of Attorney, dated March 29, 2016, for Robert A. Nesher, Mitchell A. Johnson, George J. Sullivan, Jr., James M. Williams, Hubert L. Harris, Jr., William M. Doran, Nina Lesavoy and Susan C. Cote is filed herewith.

(q)(2)  Power of Attorney for Arthur Ramanjulu, dated October 26, 2015, is herein incorporated by reference to Exhibit (q)(8) of Post-Effective Amendment No. 109.

Item 29.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information filed herewith regarding the Registrant's control relationships. SIMC is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of the Investment Adviser and Sub-Advisers:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of the Adviser or Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The Adviser's or Sub-Adviser's table was provided to the Registrant by the Adviser or Sub-Adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the Adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

Unless otherwise noted, the address of all the companies listed below is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company	Executive Vice President, General Counsel, Chief Compliance Officer, Assistant Secretary
	SEI Trust Company	Director, Vice President
	SEI Funds, Inc.	Vice President, Secretary
	SEI Investments, Inc	Vice President, Secretary
	SEI Global Investments Corp.	Director, Vice President, Secretary
	SEI Insurance Group, Inc.	Director, Vice President, Assistant Secretary
	SEI Advanced Capital Management, Inc	Director, Vice President, Secretary
	SEI Primus Holding Corp.	Vice President, Assistant Secretary
	SEI Investments Distribution Co.	Director
	SEI Global Services Inc	Director, Senior Vice President
	SEI Investments Global (Cayman) Limited	Director
	SEI Global Holdings (Cayman) Inc	Chairman of the Board, Chief Executive Officer
	SEI Investments—Global Fund Services Limited	Director
	SEI Investments Global (Bermuda) Ltd	Vice President
Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Global Investments Corp	President
	SEI Global Services, Inc	Senior Vice President
	SEI Investments (Asia), Limited	Director
	SEI Investments (Europe) Ltd UK	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	SEI Global Nominee Ltd	Director
	SEI European Services Limited U.K.	Director
	SEI Investments Global, Limited	Director
	SEI Investments (South Africa) Limited	Director
	SEI Investments Canada Company	Director, President
Kevin Barr Director & President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	President, Chief Executive Officer
	SEI Global Services Inc.	Vice President
Kathy Heilig Vice President & Treasurer	SEI Investments Company	Vice President, Controller & Chief Accounting Officer
	SEI Funds Inc	Director, Vice President, Treasurer
	SEI Investments, Inc	Director, Vice President, Treasurer
	SEI Global Investments Corp	Director, Vice President & Treasurer
	SEI Insurance Group, Inc	Vice President, Treasurer
	SEI Advanced Capital Management, Inc	Director, Vice President, Treasurer
	SEI Primus Holding Corp	Director, Vice President, Treasurer
	SEI Global Services, Inc.	Treasurer
	SEI Global Capital Investments, Inc	Director, Vice President, Treasurer
	SEI Investments Global (Cayman) Limited	Vice President, Treasurer
	SEI Investments Global Holdings (Cayman) Inc	Vice President, Assistant Secretary & Treasurer
	SEI Ventures, Inc	Director, Vice President, Treasurer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	SEI Investments Management Corporation Delaware, LLC	Manager, Vice President, Treasurer
	SEI Investments Developments Inc	Director, Vice President, Treasurer
	SEI Investments Global Funds Services	Vice President, Treasurer
Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company	Vice President—Legal & Assistant Secretary
	SEI Funds Inc	Vice President
	SEI Global Services Inc	Vice President & Assistant Secretary
	SEI SIMC Holdings, LLC	Manager
	SEI Investments Global (Bermuda) Ltd	Vice President
	SEI Structured Credit Fund, L.P.	Vice President, Assistant Secretary
	SIMC Subsidiary, LLC	Manager
	SEI Investments Global Funds Services	General Counsel, Vice President & Secretary
	SEI Institutional Transfer Agent, Inc.	General Counsel, Secretary
Aaron Buser Vice President & Assistant Secretary	SEI Structured Credit Fund, L.P.	Vice President, Assistant Secretary
	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary
David McCann Vice President & Assistant Secretary	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary
Kevin Crowe Vice President	SEI Global Services, Inc.	Vice President
John Fisher Vice President	SEI Global Services, Inc.	Vice President
Linda Kerr Vice President	SEI Global Services, Inc.	Vice President
	SEI Private Trust Company	Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Paul Klauder Vice President	SEI Global Services, Inc	Vice President
	SEI Investments Canada Company	Vice President
Roger Messina Vice President	SEI Global Services Inc	Vice President
	SEI Investments Canada Company	Vice President
James Miceli Vice President	SEI Global Services, Inc.	Vice President
James V. Morris Vice President	SEI Global Services, Inc.	Vice President
Stephen Onofrio Vice President	SEI Global Services, Inc.	Vice President
Robert Wrzesniewski Vice President	SEI Global Services, Inc.	Vice President

Acadian Asset Management LLC

Acadian Asset Management LLC ("Acadian") is a Sub-Adviser for the Registrant's Global Managed Volatility and Multi-Strategy Alternative Funds. The principal business address of Acadian is 260 Franklin Street, Boston, Massachusetts 02110. Acadian is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
John Chisholm, Executive Vice President, CIO, Member of Board of Managers	Acadian Asset Management (UK) Ltd; 110 Cannon Street, 4th Floor London EC4N 6EU United Kingdom	Affiliated Directorships
	Acadian Asset Management (Australia) Ltd 20 Martin Place Level 9, Suite 3 Sydney, NSW 2000 Australia	Affiliated Directorships
Churchill Franklin, CEO, Member of Board of Managers	Acadian Asset Management (Australia) Ltd; 20 Martin Place Level 9, Suite 3 Sydney, NSW 2000 Australia	Affiliated Directorships

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Acadian Asset Management (UK) Ltd; 110 Cannon Street, 4th Floor London EC4N 6EU United Kingdom	Affiliated Directorships
	Acadian Cayman Limited G.P. Maples Corporate Services Limited; PO Box 309 Ugland House Grand Cayman, KY1-1104, Cayman Islands	Affiliated Directorships
Ronald Frashure, Chairman of the Board of Managers	Acadian Asset Management (Singapore) Pte Ltd; 8 Shenton Way, #37-02 Singapore 068811	Affiliated Directorships
	Acadian Cayman Limited G.P. Maples Corporate Services Limited; PO Box 309 Ugland House Grand Cayman, KY1-1104, Cayman Islands	Affiliated Directorships
Mark Minichiello, Executive Vice President, COO, Treasurer, Secretary, Member of Board of Managers	Acadian Asset Management (UK) Ltd; 110 Cannon Street, 4th Floor London EC4N 6EU United Kingdom	Affiliated Directorships
	Acadian Asset Management (Australia) Ltd; 20 Martin Place Level 9, Suite 3 Sydney, NSW 2000 Australia	Affiliated Directorships
	Acadian Asset Management (Singapore) Pte Ltd; 8 Shenton Way, #37-02 Singapore 068811	Affiliated Directorships
	Acadian Asset Management (Japan); Marunouchi Trust Tower Main 1-8-3 Marunouchi, Chiyoda-ku Tokyo-to 100-0005 Japan	Affiliated Directorships

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Ross Dowd, Executive Vice President, Head of Client Service, Member of Board of Managers	Acadian Asset Management (UK) Ltd; 110 Cannon Street, 4th Floor London EC4N 6EU United Kingdom	Affiliated Directorships
	Acadian Cayman Limited G.P. Maples Corporate Services Limited; PO Box 309 Ugland House Grand Cayman, KY1-1104, Cayman Islands	Affiliated Directorships
	Acadian Asset Management (Australia) Ltd; 20 Martin Place Level 9, Suite 3 Sydney, NSW 2000 Australia	Affiliated Directorships
	Acadian Asset Management (Singapore) Pte Ltd; 8 Shenton Way, #37-02 Singapore 068811	Affiliated Directorships
	Acadian Asset Management (Japan); Marunouchi Trust Tower Main 1-8-3 Marunouchi, Chiyoda-ku Tokyo-to 100-0005 Japan	Affiliated Directorships
Linda Gibson, Member of Board of Managers	OM Asset Management PLC (a public company traded on the NYSE); 5th Floor Millennium Bridge House 2 Lambeth Hill London, United Kingdom EC4V 4GG	Executive Vice President and Head of Global Distribution, Affiliated Directorships
	OMAM Inc. (f/k/a Old Mutual (US) Holdings Inc.) (a holding company); 200 Clarendon Street, 53rd Floor Boston, MA 02116	Director, Executive Vice President and Head of Global Distribution, Affiliated Directorships
	Acadian Asset Management LLC (an investment advisor); 260 Franklin Street Boston, MA 02110	Affiliated Directorships

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Barrow, Hanley, Mewhinney & Strauss, LLC (an investment advisor); JPMorgan Chase Tower 2200 Ross Avenue, 31st Floor Dallas, TX 75201	Affiliated Directorships
	OMAM (HFL) Inc. (f/k/a Old Mutual (HFL) Inc.) (a holding company for Heitman affiliated financial services firms); 200 Clarendon Street, 53rd Floor Boston, MA 02116	Affiliated Directorships
	OMAM International Ltd. (f/k/a Old Mutual Asset Management International, Ltd.) (an investment advisor); Millenium Bridge House 2 Lambeth Hill London, England EC4V 4GG	Affiliated Directorships
Christopher Hadley, Member of Board of Managers	OM Asset Management PLC (a public company traded on the NYSE); 5th Floor Millennium Bridge House 2 Lambeth Hill London, United Kingdom EC4V 4GG	Executive Vice President and Chief Talent Officer, Affiliated Directorships
	OMAM Inc. (f/k/a Old Mutual (US) Holdings Inc.) (a holding company); 200 Clarendon Street, 53rd Floor Boston, MA 02116	Executive Vice President, Head of Human Resources, Affiliated Directorships
	Acadian Asset Management LLC (an investment advisor); 260 Franklin Street Boston, MA 02110	Affiliated Directorships
Aidan Riordan, Member of Board of Managers	OM Asset Management PLC (a public company traded on the NYSE); 5th Floor Millennium Bridge House 2 Lambeth Hill London, United Kingdom EC4V 4GG	Executive Vice President and Head of Affiliate Management

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	OMAM Inc. (f/k/a Old Mutual (US) Holdings Inc.) (a holding company); 200 Clarendon Street, 53rd Floor Boston, MA 02116	Executive Vice President, Head of Affiliate Management, Affiliated Directorships
	Acadian Asset Management LLC (an investment advisor); 260 Franklin Street Boston, MA 02110	Affiliated Directorships
	Barrow, Hanley, Mewhinney & Strauss, LLC (an investment advisor); JPMorgan Chase Tower 2200 Ross Avenue, 31st Floor Dallas, TX 75201	Affiliated Directorships
	Campbell Global, LLC (an investment advisor); One South West Columbia Suite 1720 Portland, OR 97258	Affiliated Directorships
	Copper Rock Capital Partners LLC (an investment advisor); 200 Clarendon Street, 51st Floor Boston, MA 02116	Affiliated Directorships
	OMAM (HFL) Inc. (f/k/a Old Mutual (HFL) Inc.) (a holding company for Heitman affiliated financial services firms); 200 Clarendon Street, 53rd Floor Boston, MA 02116	Affiliated Directorships
	Investment Counselors of Maryland, LLC (an investment advisor); 300 East Lombard Street Suite 810 Baltimore, MD 21202	Affiliated Directorships
	Thompson, Siegel & Walmsley LLC (an investment advisor); 6806 Paragon Place, Suite 300 Richmond, VA 23230	Affiliated Directorships

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Stephen Belgrad, Member of Board of Managers	OM Asset Management PLC (a public company traded on the NYSE); 5th Floor Millennium Bridge House 2 Lambeth Hill London, United Kingdom EC4V 4GG	Executive Vice President and Chief Financial Officer
	OMAM Inc. (f/k/a Old Mutual (US) Holdings Inc.) (a holding company); 200 Clarendon Street, 53rd Floor Boston, MA 02116	Director, Executive Vice President and Chief Financial Officer, Affiliated Directorships
	Acadian Asset Management LLC (an investment advisor); 260 Franklin Street Boston, MA 02110	Affiliated Directorships
	OMAM International Ltd. (f/k/a Old Mutual Asset Management International, Ltd.) (an investment advisor); Millenium Bridge House 2 Lambeth Hill London, England EC4V 4GG	Affiliated Directorships

AJO, LP

AJO, LP ("AJO"), is a Sub-Adviser for the Registrant's U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. The principal business address of AJO is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of AJO has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

AllianceBernstein L.P.

AllianceBernstein L.P. ("AllianceBernstein") is a Sub-Adviser for the Registrant's Small Cap, Small Cap Growth, Tax-Managed Small/Mid Cap, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds. AllianceBernstein L.P. is a Delaware limited partnership of which AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., is a general partner. AXA Financial, Inc. is a wholly-owned subsidiary of AXA. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105.

Information as to the directors and executive officers of AllianceBernstein set forth in its Form ADV filed with the SEC (File No. 801-56720), and amended through the date hereof, is incorporated by reference.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Peter S. Kraus Chairman of the Board and Chief Executive Officer	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105	Chairman of the Board and Chief Executive Officer
Henri de Castries Director	AXA 25 Avenue Matignon Paris 75008 France	Chairman and Chief Executive Officer
	AXA Financial 1290 Avenue of the Americas New York, NY 10104	Chairman
	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Director
Denis Duverne Director	AXA 25 Avenue Matignon Paris 75008 France	Deputy Chief Executive Officer
	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Director
Deborah S. Hechinger Director	Independent Consultant on Non-profit Governance	Director
Weston M. Hicks Director	Alleghany Corporation 7 Times Square New York, NY 10036	President, Chief Executive Officer
Mark Pearson Director	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Chairman, Chief Executive Officer
	AXA Financial 1290 Avenue of the Americas New York, NY 10104	Director, President, Chief Executive Officer
Scott A. Schoen Director	Baylon Capital Partners, L.P. 535 Boylston Street, 9th Fl. Boston, MA 02116	Chief Executive Officer
Lorie A. Slutsky Director	New York Community Trust 909 Third Avenue New York, NY 10022	President, Chief Executive Officer
	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Christian Thimann Director	AXA 25 Avenue Matignon Paris 75008 France	Head of Strategy & Public Affairs

Analytic Investors, LLC

Analytic Investors, LLC ("Analytic") is a Sub-Adviser for the Registrant's U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. The principal business address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, California 90013. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Roger G. Clark Chairman	Ensign Peak Advisors 50 E N Temple Salt Lake City, UT 84150	President
Michael Brogan CFO & General Counsel	Analytic Investors Funds, plc Georges Court 54-62 Townsend Street Dublin 2, Ireland	Director
	Analytic Global Long Short Fund, Ltd. c/o Intertrust Corporate Services (Cayman) Limited 190 Elgin Avenue, George Town Grand Cayman, KY1-9005 Cayman Islands	Director

AQR Capital Management, LLC

AQR Capital Management, LLC ("AQR") is a Sub-Adviser for the Registrant's Large Cap, Tax-Managed Large Cap, Small Cap and Multi-Asset Accumulation Funds. The principal business address of AQR is Two Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830. AQR is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Lasse Pedersen Principal	NYU Stern School of Business Henry Kaufman Management Center 44 West 4th Street New York, NY 10012	John A. Paulson Professor of Finance and Alternative Investments, 2009-present (on leave)
	Copenhagen Business School Howitzvej 60, 2000 Frederiksberg, Denmark 3815 3815	Professor (2011-present)

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Financial Times Stock Exchange (FTSE) 1270 Avenue of the Americas New York, NY 10020	Advisory Board Member (2009-present)
H. J. Willcox Managing Director, Chief Compliance Officer	KKR & Co., L.P. 9 West 57th Street New York, NY 10019	Global Head of Compliance and Counsel (June 2008-August 2013)
	AQR Funds 2 Greenwich Plaza Greenwich, CT 06830	Chief Compliance Officer (since 2013)
David Kabiller Founding Principal	AQR Funds 2 Greenwich Plaza Greenwich, CT 06830	Trustee (since 2010)
Bradley Asness Principal, Chief Legal Officer	AQR Funds 2 Greenwich Plaza Greenwich, CT 06830	Vice President (since 2009)
Marco Hanig Principal	AQR Funds 2 Greenwich Plaza Greenwich, CT 06830	Trustee (since 2014), Chief Executive Officer (since 2009), President (since 2008)
Brendan Kalb Managing Director, General Counsel	AQR Funds 2 Greenwich Plaza Greenwich, CT 06830	Executive Vice President (since 2009), Secretary (since 2008)

Ares Management LLC

Ares Management LLC ("Ares LLC") is a Sub-Adviser for the Registrant's Enhanced Income and High Yield Bond Funds. The principal business address of Ares LLC is 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067. Ares LLC is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Ares LLC has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Arrowpoint Asset Management, LLC

Arrowpoint Asset Management, LLC ("Arrowpoint") is a Sub-Adviser for the Registrant's Small Cap Growth Fund. The principal business address of Arrowpoint is 100 Fillmore Street, Suite 325, Denver, Colorado 80206. Arrowpoint is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Arrowpoint has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Axiom International Investors LLC

Axiom International Investors LLC ("Axiom") is a Sub-Adviser for the Registrant's Small Cap Growth Fund. The principal business address of Axiom is 33 Benedict Place, 2nd Floor, Greenwich, Connecticut 06830. Axiom is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Axiom has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Beachhead Capital Management, LLC

Beachhead Capital Management, LLC ("Beachhead") is a Sub-Adviser for the Registrant's Long/Short Alternative Fund. The principal business address of Beachhead is 640 Fifth Avenue, 14th Floor, New York, New York 10019. Beachhead is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Christine Woodhouse President and General Counsel	Taylor Investment Advisors LP 100 Crescent Court Dallas, TX 75201	General Counsel June 2005-December 2013

Benefit Street Partners L.L.C.

Benefit Street Partners L.L.C. ("Benefit Street") is a Sub-Adviser for the Registrant's High Yield Bond Fund. The principal business address of Benefit Street is 9 West 57th Street, Suite 4920, New York, New York 10019. Benefit Street is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Benefit Street has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

BlackRock Advisors, LLC

BlackRock Advisors, LLC ("BAL") is a Sub-Adviser for the Registrant's Conservative Income and Tax-Free Conservative Income Funds. The principal business address of BAL is 100 Bellevue Parkway, Wilmington, Delaware 19809. BAL is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of BAL has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

BlackRock Investment Management, LLC

BlackRock Investment Management, LLC ("BIM") is a Sub-Adviser for the Registrant's Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of BIM is 1 University Square Drive, Princeton, New Jersey 08540. BIM is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of BIM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Brandywine Global Investment Management, LLC

Brandywine Global Investment Management, LLC ("Brandywine Global") is a Sub-Adviser for the Registrant's Large Cap Value Fund. The principal business address of Brandywine Global is 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104. Brandywine Global is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Brandywine Global has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Brigade Capital Management, LP

Brigade Capital Management, LP ("Brigade") is a Sub-Adviser for the Registrant's High Yield Bond Fund. The principal business address of Brigade is 399 Park Avenue, 16th Floor, New York, New York 10022. Brigade is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Brigade has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Cardinal Capital Management, L.L.C.

Cardinal Capital Management, L.L.C. ("Cardinal") is a Sub-Adviser for the Registrant's Small Cap Value and Tax-Managed Small/Mid Cap Funds. The principal business address of Cardinal is Four Greenwich Office Park, Greenwich, Connecticut 06831. Cardinal is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Cardinal has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

CastleArk Management LLC

CastleArk Management LLC ("CastleArk"), is a Sub-Adviser for the Registrant's Tax-Managed Small/Mid Cap Fund. The principal business address of CastleArk is 1 North Wacker Drive, Suite 3950, Chicago, Illinois 60606. CastleArk is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of CastleArk has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

CenterSquare Investment Management, Inc.

CenterSquare Investment Management, Inc., ("CenterSquare"), formerly known as Urdang Securities Management Inc, is a Sub-Adviser for the Real Estate Fund. The principal business address of CenterSquare is 630 W. Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462. CenterSquare is a registered investment adviser under the Advisers Act. CenterSquare is a wholly owned subsidiary of CenterSquare Investment Management.

During the last two fiscal years, no director, officer or partner of CenterSquare has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Coho Partners, Ltd.

Coho Partners, Ltd. ("Coho") is a Sub-Adviser for the Registrant's Large Cap Diversified Alpha Fund. The principal business address of Coho is 300 Berwyn Park, 801 Cassatt Road, Suite 100, Berwyn, Pennsylvania 19312. Coho is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Coho has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust

Delaware Investments Fund Advisers ("DIFA"), a series of Delaware Management Business Trust, is a Sub-Adviser for the Registrant's High Yield Bond Fund. The principal business address of DIFA is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. DIFA is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the following persons serving as directors or officers of DIFA have held the following positions during the past two fiscal years. Additionally, unless otherwise noted, the principal business address of each of the other companies is 2005 Market Street, Philadelphia, Pennsylvania 19103.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Shawn Lytle President	Delaware Investments® Family of Funds	President
	Delaware Investments	Various executive capacities
Roger Early Executive Vice President/Managing Director, Head of Fixed Income Investments/Co-Chief Investment Officer—Total Return Fixed Income Strategy	Delaware Investments® Family of Funds	Executive Vice President/Managing Director, Head of Fixed Income Investments/Co-Chief Investment Officer—Total Return Fixed Income Strategy
	Delaware Investments	Various executive capacities
Philip N. Russo Executive Vice President/Chief Administrative Officer	Delaware Investments	Various executive capacities
Joseph R. Baxter Senior Vice President/Head of Municipal Bond Department/Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Head of Municipal Bond Department/Senior Portfolio Manager
	Delaware Investments	Various capacities
Christopher S. Beck Senior Vice President/Chief Investment Officer—Small-Cap Value/Mid-Cap Value Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer, Small-Cap Value/Mid-Cap Value Equity
	Delaware Investments	Various capacities
Adam H. Brown Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Michael P. Buckley Senior Vice President/Director of Municipal Research	Delaware Investments® Family of Funds	Senior Vice President/ Director of Municipal Research
	Delaware Investments	Various capacities
Stephen J. Busch Senior Vice President/ Investment Accounting	Delaware Investments® Family of Funds	Senior Vice President/ Investment Accounting

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Delaware Investments	Various capacities
	Optimum Fund Trust	Senior Vice President/ Investment Accounting
Michael F. Capuzzi Senior Vice President/Investment Systems	Delaware Investments® Family of Funds	Senior Vice President/ Investment Systems
	Delaware Investments	Various capacities
Liu-Er Chen Senior Vice President/ Chief Investment Officer, Emerging Markets and Healthcare	Delaware Investments® Family of Funds	Senior Vice President/ Chief Investment Officer, Emerging Markets and Healthcare
	Delaware Investments	Various capacities
David F. Connor Senior Vice President/ General Counsel/Secretary	Delaware Investments® Family of Funds	Senior Vice President/ General Counsel/Secretary
	Delaware Investments	Various capacities
Stephen J. Czepiel Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/ Co-Head of Credit Research/Senior Portfolio Manager
	Delaware Investments	Various capacities
Craig C. Dembek Senior Vice President/ Co-Head of Credit Research/Senior Research Analyst	Delaware Investments® Family of Funds	Senior Vice President/ Co-Head of Credit Research/Senior Research Analyst
	Delaware Investments	Various capacities
Stuart M. George Senior Vice President/Head of Equity Trading	Delaware Investments® Family of Funds	Senior Vice President/Head of Equity Trading
	Delaware Investments	Various capacities
Gregory A. Gizzi Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Edward A. Gray Senior Vice President/Chief Investment Officer—Global and International Value Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer—Global and International Value Equity
	Delaware Investments	Various capacities
Paul Grillo Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy	Delaware Investments® Family of Funds	Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy
	Delaware Investments	Various capacities
Sharon Hill Senior Vice President/Head of Equity Quantitative Research and Analytics	Delaware Investments® Family of Funds	Senior Vice President/Head of Quantitative Research and Analytics
	Delaware Investments	Various capacities
J. David Hillmeyer Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
James L. Hinkley Senior Vice President/Head of Product Management	Delaware Investments® Family of Funds	Senior Vice President/Head of Product Management
	Delaware Investments	Various capacities
Kashif Ishaq Senior Vice President/Head of Investment Grade Corporate Bond Trading	Delaware Investments® Family of Funds	Senior Vice President/Head of Investment Grade Corporate Bond Trading
	Delaware Investments	Various capacities
Cynthia I. Isom Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Head of Investment Grade Corporate Bond Trading
	Delaware Investments	Various capacities
Paul Matlack Senior Vice President/ Senior Portfolio Manager/Fixed Income Strategist	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Fixed Income Strategist
	Delaware Investments	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Brian McDonnell Senior Vice President/ Senior Portfolio Manager/Senior Structured Products Analyst/Trader	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Senior Structured Products Analyst/Trader
	Delaware Investments	Various capacities
	Optimum Fund Trust	Senior Vice President/ Structured Products Analyst/Trader
John P. McCarthy Senior Vice President/Co-Head of Credit Research/ Senior Research Analyst	Delaware Investments® Family of Funds	Senior Vice President/Co-Head of Credit Research/ Senior Research Analyst
	Delaware Investments	Various capacities
Timothy D. McGarrity Senior Vice President/ Financial Services Officer	Delaware Investments® Family of Funds	Senior Vice President/ Financial Services Officer
	Delaware Investments	Various capacities
Francis X. Morris Senior Vice President/Chief Investment Officer—Core Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer—Core Equity
	Delaware Investments	Various capacities
Brian L. Murray, Jr. Senior Vice President/Chief Compliance Officer	Delaware Investments® Family of Funds	Senior Vice President/Chief Compliance Officer
	Delaware Investments	Various capacities
Susan L. Natalini Senior Vice President/Head of Equity and Fixed Income Business Operations	Delaware Investments® Family of Funds	Senior Vice President/Head of Equity and Fixed Income Business Operations
	Delaware Investments	Various capacities
D. Tysen Nutt Senior Vice President/ Senior Portfolio Manager/Team Leader	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Team Leader
	Delaware Investments	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Philip O. Obazee Senior Vice President/Head of Derivatives	Delaware Investments® Family of Funds	Senior Vice President/Head of Derivatives
	Delaware Investments	Various capacities
Terrance M. O'Brien Senior Vice President/Head of Fixed Income Quantitative Analysis Department	Delaware Investments® Family of Funds	Vice President/Head of Fixed Income Quantitative Analysis Department
	Delaware Investments	Various capacities
Marlene D. Petter Senior Vice President/Marketing & Corporate Communications	Delaware Investments® Family of Funds	Senior Vice President/Marketing & Corporate Communications
	Delaware Investments	Various capacities
Richard Salus Senior Vice President/Chief Financial Officer	Delaware Investments® Family of Funds	Senior Vice President/Chief Financial Officer
	Delaware Investments	Various capacities
	Optimum Fund Trust	Senior Vice President/Chief Financial Officer
Christopher M. Testa Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Alex W. Wei Senior Vice President/ Structured Credit Analyst	Delaware Investments	Various capacities
Michael G. Wildstein Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Babak Zenouzi Senior Vice President/Chief Investment Officer—Real Estate Securities and Income Solutions	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer—Real Estate Securities and Income Solutions
	Delaware Investments	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Gary T. Abrams Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Christopher S. Adams Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Damon J. Andres Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Wayne A. Anglace Vice President/Senior Portfolio Manager/Research Analyst	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager/Research Analyst
	Delaware Investments	Various capacities
Margaret MacCarthy Bacon Vice President/Investment Specialist	Delaware Investments® Family of Funds	Vice President/Investment Specialist
	Delaware Investments	Various capacities
Patricia L. Bakely Vice President/Controller	Delaware Investments® Family of Funds	Vice President/Controller
	Delaware Investments	Various capacities
Kristen E. Bartholdson Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Todd Bassion Vice President/Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Portfolio Manager
	Delaware Investments	Various capacities
Jo Anne Bennick Vice President/ 15(c) Reporting	Delaware Investments® Family of Funds	Vice President/ 15(c) Reporting
	Delaware Investments	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Richard E. Biester Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Sylvie S. Blender Vice President/Institutional Client Services	Delaware Investments® Family of Funds	Vice President/Institutional Client Services
	Delaware Investments	Various capacities
Kevin Bock Vice President/Municipal Credit Analyst	Delaware Investments® Family of Funds	Vice President/Municipal Credit Analyst
	Delaware Investments	Various capacities
Zoe Bradley Vice President/Municipal Bond Portfolio Analyst	Delaware Investments® Family of Funds	Vice President/Municipal Bond Portfolio Analyst
	Delaware Investments	Various capacities
Vincent A. Brancaccio Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Carolyn Brown-Jordan Vice President/Investment Accounting	Delaware Investments® Family of Funds	Vice President/Investment Accounting
	Delaware Investments	Various capacities
McAfee S. Burke Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Mathew J. Calabro Vice President/Deputy Chief Compliance Officer	Delaware Investments® Family of Funds	Vice President/Deputy Chief Compliance Officer
	Delaware Investments	Various capacities
Mary Ellen M. Carrozza Vice President/Institutional Client Services	Delaware Investments® Family of Funds	Vice President/Institutional Client Services
	Delaware Investments	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Steven G. Catricks Vice President/Portfolio Manager/Equity Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Equity Analyst
	Delaware Investments	Various capacities
Wen-Dar Chen Vice President/Portfolio Manager—International Debt	Delaware Investments® Family of Funds	Vice President/Portfolio Manager—International Debt
	Delaware Investments	Various capacities
Anthony G. Ciavarelli Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Associate General Counsel/Assistant Secretary
Sean Connor Vice President/Director of Fixed Income Product Management	Delaware Investments® Family of Funds	Vice President/Director of Fixed Income Product Management
	Delaware Investments	Various capacities
Michael Costanzo Vice President/Performance Analyst Manager	Delaware Investments® Family of Funds	Vice President/Performance Analyst Manager
	Delaware Investments	Various capacities
Kishor K. Daga Vice President/Institutional Account Services	Delaware Investments® Family of Funds	Vice President/Institutional Account Services
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Institutional Account Services
Cori E. Daggett Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Ion Dan Vice President/Senior Structured Products Analyst/Trader	Delaware Investments® Family of Funds	Vice President/Senior Structured Products Analyst/Trader
	Delaware Investments	Various capacities
Guido DeAscanis III Vice President/Credit Research Analyst	Delaware Investments® Family of Funds	Vice President/Credit Research Analyst
	Delaware Investments	Various capacities
Kevin C. Donegan Vice President/Head of Business Management	Delaware Investments® Family of Funds	Vice President/Head of Business Management
	Delaware Investments	Various capacities
Deidre Downes Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
Camillo D'Orazio Vice President/Ex-US Client Service Officer	Delaware Investments® Family of Funds	Vice President/Ex-US Client Service Officer
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Ex-US Client Service Officer
Michael E. Dresnin Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Deputy General Counsel/Assistant Secretary
Joel A. Ettinger Vice President/Taxation	Delaware Investments® Family of Funds	Vice President/Taxation
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President of Taxation

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Richard J. Filip Vice President/Portfolio Analyst/Trader—Convertible and Municipal Strategies	Delaware Investments® Family of Funds	Vice President/Portfolio Analyst/Trader—Convertible and Municipal Strategies
	Delaware Investments	Various capacities
Michele Finder Vice President/Senior Credit Research Analyst	Delaware Investments® Family of Funds	Vice President/Senior Credit Research Analyst
	Delaware Investments	Various capacities
Joseph Fiorilla Vice President/Trading Operations	Delaware Investments® Family of Funds	Vice President/Trading Operations
	Delaware Investments	Various capacities
Charles E. Fish Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Clifford M. Fisher Vice President/Municipal Credit Analyst	Delaware Investments® Family of Funds	Vice President/Credit Analyst
	Delaware Investments	Various capacities
Patrick Foley Vice President/Director of Equity Product Management	Delaware Investments® Family of Funds	Vice President/Director of Equity Product Management
	Delaware Investments	Various capacities
Jamie Fox Vice President/Strategic Relationship Manager,—DCIO/RIA	Delaware Investments® Family of Funds	Vice President/Strategic Relationship Manager—DCIO/RIA
	Delaware Investments	Various capacities
Denise A. Franchetti Vice President/Portfolio Manager/Senior Research Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Senior Research Analyst
	Delaware Investments	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Dr. Lawrence G. Franko Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Eric Frei Vice President/Government Agency Analyst/Trader	Delaware Investments® Family of Funds	Vice President/Government Agency Analyst/Trader
	Delaware Investments	Various capacities
Michael Friedman Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Daniel V. Geatens Vice President/Director of Financial Administration	Delaware Investments® Family of Funds	Vice President/Director of Financial Administration
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Treasurer
Christopher Gowlland Vice President/Senior Quantitative Analyst	Delaware Investments® Family of Funds	Vice President/Senior Quantitative Analyst
	Delaware Investments	Various capacities
Brian J. Hannon Vice President/High Yield Trader	Delaware Investments® Family of Funds	Vice President/High Yield Trader
	Delaware Investments	Various capacities
Scott Hastings Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Equity Analyst
	Delaware Investments	Various capacities
Duane Hewlett Vice President/Structured Products Analyst/Trader	Delaware Investments® Family of Funds	Vice President/Structured Products Analyst/Trader
	Delaware Investments	Various capacities
Jerel A. Hopkins Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Delaware Investments	Various capacities
Chungwei Hsia Vice President/Emerging and Developed Markets Analyst	Delaware Investments® Family of Funds	Vice President/Emerging and Developed Markets Analyst
	Delaware Investments	Various capacities
Stephen M. Juszczyszyn Vice President/Portfolio Manager/Senior Structured Products Analyst/Trader	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Senior Structured Products Analyst/Trader
	Delaware Investments	Various capacities
William F. Keelan Vice President/Senior Quantitative Analyst	Delaware Investments® Family of Funds	Vice President/Senior Quantitative Analyst
	Delaware Investments	Various capacities
Nancy Keenan Vice President/Senior Product Manager/Domestic Equity	Delaware Investments® Family of Funds	Vice President/Senior Product Manager/Domestic Equity
	Delaware Investments	Various capacities
Daniel Ko Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Anu B. Kothari Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Nikhil G. Lalvani Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Kevin Lam Vice President/Portfolio Manager—Fixed Income Separately Managed Accounts	Delaware Investments® Family of Funds	Vice President/Portfolio Manager—Fixed Income Separately Managed Accounts
	Delaware Investments	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Steven A. Landis Vice President/Senior Portfolio Manager—Emerging Markets Debt	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager—Emerging Markets Debt
	Delaware Investments	Various capacities
Jamie LaScala Vice President/Senior Product Manager—Global Equities	Delaware Investments® Family of Funds	Vice President/Senior Product Manager/Global Equities
	Delaware Investments	Various capacities
Frank G. LaTorraca Vice President/Senior Private Placements Analyst	Delaware Investments® Family of Funds	Vice President/Senior Private Placements Analyst
	Delaware Investments	Various capacities
Philip Lee Vice President/Private Placements Analyst	Delaware Investments® Family of Funds	Vice President/Private Placements Analyst
	Delaware Investments	Various capacities
Anthony A. Lombardi Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Kent Madden Vice President/Portfolio Manager/Equity Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Senior Equity Analyst
	Delaware Investments	Various capacities
Andrew McEvoy Vice President/Trade Settlements	Delaware Investments® Family of Funds	Vice President/Trade Settlements
	Delaware Investments	Various capacities
Saj Moradi Vice President/Senior Credit Research Analyst	Delaware Investments® Family of Funds	Vice President/Senior Credit Research Analyst
	Delaware Investments	Various capacities
Kelley McKee Vice President/Portfolio Manager/Equity Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Equity Analyst
	Delaware Investments	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Carleen Michalski Vice President/Product Manager	Delaware Investments® Family of Funds	Vice President/Product Manager
	Delaware Investments	Various capacities
Michael S. Morris Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Constantine ("Charlie") Mylonas Vice President/DCIO/RIA Sales	Delaware Investments® Family of Funds	Vice President/DCIO/RIA Sales
	Delaware Investments	Various capacities
Donald G. Padilla Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Will Rainbow Vice President/Engagement Strategy & Analytics	Delaware Investments® Family of Funds	Vice President/Engagement Strategy & Analytics
	Delaware Investments	Various capacities
Mansur Z. Rasul Vice President/Head of Emerging Markets Credit Trading	Delaware Investments® Family of Funds	Vice President/Head of Emerging Markets Credit Trading
	Delaware Investments	Various capacities
Carl Rice Vice President/Senior Investment Specialist	Delaware Investments® Family of Funds	Vice President/Senior Investment Specialist
	Delaware Investments	Various capacities
Joseph T. Rogina Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Kevin C. Schildt Vice President/Senior Research Analyst	Delaware Investments® Family of Funds	Vice President/Senior Research Analyst
	Delaware Investments	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Matthew E. Schmelzer Vice President/Institutional Consultant Relations & Sales—West Coast	Delaware Investments	Various capacities
Scott B. Schroeder Vice President/Investment Grade Corporate Bond Trader	Delaware Investments® Family of Funds	Vice President/Investment Grade Corporate Bond Trader
	Delaware Investments	Various capacities
Brian Scotto Vice President/Government and Agency Trader	Delaware Investments® Family of Funds	Vice President/Government and Agency Trader
Richard D. Seidel Vice President/Treasurer	Delaware Investments® Family of Funds	Vice President/Treasurer
	Delaware Investments	Various capacities
Catherine A. Seklecki Vice President/Institutional Client Services	Delaware Investments® Family of Funds	Vice President/Institutional Client Services
	Delaware Investments	Various capacities
Barry Slawter Vice President/Retail Marketing & Content Strategy	Delaware Investments® Family of Funds	Vice President/Retail Marketing & Content Strategy
	Delaware Investments	Various capacities
Sean M. Simmons Vice President/International Bond Trader	Delaware Investments® Family of Funds	Vice President/International Bond Trader
	Delaware Investments	Various capacities
Colleen Spagnulolo Vice President/Municipal Credit Analyst	Delaware Investments® Family of Funds	Vice President/Municipal Credit Analyst
	Delaware Investments	Various capacities
Frank J. Strenger Vice President/High Yield Trader	Delaware Investments® Family of Funds	Vice President/High Yield Trader
	Delaware Investments	Various capacities
Molly Thompson Vice President/Director of Specialty Products and Solutions	Delaware Investments® Family of Funds	Vice President/Director of Specialty Products and Solutions

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Product Manager
John C. Van Roden III Vice President/Municipal Bond Trader/Head of Municipal Bond Trading	Delaware Investments® Family of Funds	Vice President/Municipal Bond Trader
	Delaware Investments	Various capacities
Robert A. Vogel, Jr. Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Nael H. Wahaidi Vice President/Quantitative Analyst	Delaware Investments® Family of Funds	Vice President/Quantitative Analyst
	Delaware Investments	Various capacities
Emilia P. Wang Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
Jeffrey S. Wang Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Kathryn R. Williams Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Associate General Counsel/Assistant Secretary
Wei Xiao Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities

EAM Investors, LLC

EAM Investors, LLC ("EAM Investors"), is a Sub-Adviser for the Registrant's Small Cap and Small Cap Growth Funds. The principal business address of EAM Investors is 2533 South Coast Highway 101, Suite 240, Cardiff-by-the-Sea, California. EAM Investors is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of EAM Investors has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Emso Partners Limited

Emso Partners Limited ("Emso"), is a Sub-Adviser for the Registrant's Multi-Strategy Alternative Fund. The principal business address of Emso is Iron Trades House, 21-24 Grosvenor Place, London, SW1X 7HN. Emso is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Emso has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Falcon Point Capital, LLC

Falcon Point Capital, LLC ("Falcon Point") is a Sub-Adviser for the Registrant's Small Cap and Small Cap Growth Funds. The principal business address of Falcon Point is Two Embarcadero Center, Suite 420, San Francisco, California 94111. Falcon Point is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Falcon Point has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Fiduciary Management Associates, LLC

Fiduciary Management Associates, LLC ("FMA") is a Sub-Adviser for the Registrant's Small Cap and Small Cap Value Funds. The principal business address of FMA is 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603. FMA is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of FMA has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. ("GSAM") is a Sub-Adviser for the Registrant's Multi-Asset Income Fund. The principal business address of GSAM is 200 West Street, New York, New York 10282. GSAM is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of GSAM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Guggenheim Partners Investment Management, LLC

Guggenheim Partners Investment Management, LLC ("GPIM") is a Sub-Adviser for the Multi-Asset Income Fund. The principal business address of GPIM is at 100 Wilshire Boulevard, Suite 500, Santa Monica, California 90401. GPIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
B. Scott Minerd, Global Chief Investment Officer	Adventure Partners Fund, LLC 128 Reef Mall Marina del Rey, CA 90292	Partner/Owner
	Ascend Fellowship of Malibu 3602 Winter Canyon Rd. Malibu, CA 90265	Board Member
	Cedar Sinai Medical Center 8700 Beverly Blvd. Los Angeles, CA 90048	Board Member
	Geffen Playhouse 10886 Le Conte Ave. Los Angeles, CA 90024	Board Member
	Imperial Holdings 128 Reef Mall Marina del Rey, CA 90292	Partner/Owner
	Security Benefit Corporation 1 SW Security Benefit Pl Topeka, KS 66636	Board Member
	Security Insurance Holdings 128 Reef Mall Marina del Rey, CA 90292	Board Member
	Strategic Partners Among Nations 5021 Verdugo Way Ste 105-202 Camarillo, CA 93012	Board Member
Beth Haddock, Managing Director, Regulatory Strategy and Developments	Mercy College 555 Broadway Dobbs Ferry, NY 10522	Consultant/Service Provider
Daniel Shannon, Global Head of GI Operations	BNY Mellon Asset Servicing Financial Institutions 1 Wall Street New York, NY 10005	Board Member
Joseph Burschinger, Chief Risk Officer	Marycrest Manor 10664 St. James Dr. Culver City, CA 90230	Advisory Committee Member
	Board of the Trustees for Mount St. Mary's University 12001 Chalon Rd. Los Angeles, CA 90049	Board Member

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Carmelite Sisters of the Most Sacred Heart of Los Angeles 920 East Alhambra Rd. Alhambra, CA 91801	Consultant/Service Provider
Kevin Robinson, Chief Legal Officer	Coe College 1220 1st Ave. NE Cedar Rapids, IA 52402	Advisory Committee Member to Board of Trustees

Jackson Square Partners, LLC

Jackson Square Partners, LLC ("JSP") is a Sub-Adviser for the Registrant's Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of JSP is 101 California Street, Suite 3750, San Francisco, California 94111. JSP is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of JSP has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Jennison Associates LLC

Jennison Associates LLC ("Jennison") is a Sub-Adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of Jennison is 466 Lexington Avenue, New York, New York 10017. Jennison is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the principal business address of each of the companies listed below is 655 Broad Street, Newark, New Jersey 07102.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Mary-Lynne Driscoll Director	Prudential Investment Management, Inc.	Vice President
David Hunt Director	Prudential Investment Management, Inc.	Director, Chairman, Chief Executive Officer, President
Taimur Hyat Director	Prudential Investment Management, Inc.	Vice President
Jurgen Muhlhauser Director	Prudential Investment Management, Inc.	Director, Vice President, Controller

J.P. Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. ("JPMIM") is a Sub-Adviser for the Registrant's High Yield Bond and U.S. Fixed Income Funds. The principal business address of JPMIM is 270 Park Avenue, New York, New York 10017. JPMIM is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of JPMIM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

LSV Asset Management

LSV Asset Management ("LSV") is a Sub-Adviser for the Registrant's Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. The principal business address of LSV is 155 N. Wacker Drive, Chicago, Illinois 60606. LSV is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Josh O'Donnell, Chief Compliance Officer, Chief Legal Officer	Kirkland & Ellis LLP 300 North LaSalle Street Chicago, IL 60654	Partner, October 2010 to November 2013

Metropolitan West Asset Management LLC

Metropolitan West Asset Management LLC ("MetWest") is a Sub-Adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of MetWest is 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017. MetWest is a registered investment adviser under the Advisers Act.

The principal business address of The TCW Group, Inc., TCW Investment Management Company, TCW Asset Management Company and Trust Company of the West is 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Tad Rivelle Chief Investment Officer	The TCW Group, Inc. TCW Investment Management Company TCW Asset Management Company Trust Company of the West	Chief Investment Officer, Fixed Income
Laird Landmann President, Group Managing Director	The TCW Group, Inc. TCW Investment Management Company TCW Asset Management Company Trust Company of the West	Group Managing Director
David Lippman Chief Executive Officer	The TCW Group, Inc. TCW Investment Management Company TCW Asset Management Company Trust Company of the West	Chief Executive Officer
Stephen Kane Group Managing Director	The TCW Group, Inc. TCW Investment Management Company TCW Asset Management Company Trust Company of the West	Group Managing Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Bryan T. Whalen Group Managing Director	The TCW Group, Inc. TCW Investment Management Company TCW Asset Management Company Trust Company of the West	Group Managing Director
Patrick A. Moore Group Managing Director	The TCW Group, Inc. TCW Investment Management Company TCW Asset Management Company Trust Company of the West	Group Managing Director
David Devito Executive Vice President, Chief Operating Officer	The TCW Group, Inc. TCW Investment Management Company TCW Asset Management Company Trust Company of the West	Executive Vice President, Chief Operating Officer
Jeffrey Engelsman Global Chief Compliance Officer	The TCW Group, Inc. TCW Investment Management Company TCW Asset Management Company Trust Company of the West	Global Chief Compliance Officer
Meredith Jackson Executive Vice President, General Counsel, Secretary	The TCW Group, Inc. TCW Investment Management Company TCW Asset Management Company Trust Company of the West	Executive Vice President, General Counsel, Secretary

Mountaineer Partners Management, LLC

Mountaineer Partners Management, LLC ("Mountaineer") is a Sub-Adviser for the Registrant's Multi-Strategy Alternative Fund. The principal business address of Mountaineer is 150 East 58th Street, 14th Floor, New York, New York 10155. Mountaineer is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Mountaineer has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

PanAgora Asset Management Inc.

PanAgora Asset Management Inc. ("PanAgora") is a Sub-Adviser for the Registrant's Multi-Asset Accumulation Fund. The principal business address of PanAgora is 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210. PanAgora is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of PanAgora has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Parametric Portfolio Associates LLC

Parametric Portfolio Associates LLC ("Parametric") is a Sub-Adviser for the Registrant's Tax-Managed Large Cap, Tax-Managed Small/Mid Cap and Tax-Managed Managed Volatility Funds. The principal business address of Parametric is 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101. Parametric is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Parametric has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

QS Investors, LLC

QS Investors, LLC ("QS Investors") is a Sub-Adviser for the Registrant's Multi-Asset Inflation Managed Fund. The principal business address of QS Investors is 880 Third Avenue, 7th floor, New York, New York 10022. QS Investors is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of QS Investors has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a Sub-Adviser for the Registrant's Mid Cap Fund. The principal business address of QMA is Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102. QMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
David A. Hunt Manager	PIM Warehouse, Inc. 7 Giralda Farms Madison, NJ 07940	Chairman, Director
	Prudential Investment Management, Inc. 2 Gateway Center Newark, NJ 07102	Chairman, Director, President & CEO
	Prudential Investment Management Services, LLC 3 Gateway Center Newark, NJ 07102	President
	Prudential Asset Management Holding Company LLC 751 Broad Street, Newark, NJ 07102	Chairman & CEO, Manager, President
	Jennison Associates LLC 466 Lexington Avenue New York, NY 10017	Director
	PIM Investments, Inc. 3 Gateway Center, 14th Floor Newark, NJ 07102	Director, President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	PIM Foreign Investments, Inc. 913 North Market Street, Suite 702 Wilmington, DE 19801	President
	Prudential Financial, Inc. 751 Broad Street Newark, NJ 07102	Senior Vice President
Scott L. Hayward Manager and Chief Executive Officer	Prudential Trust Company 30 Scranton Office Park Scranton, PA 18507	Director and Executive Vice President
	Prudential Investment Management, Inc. 2 Gateway Center Newark, NJ 07102	Director and Senior Vice President
Margaret S. Stumpp Manager, Vice President	Prudential Trust Company 30 Scranton Office Park Scranton, PA 18507	Vice President, Sales Officer
	Prudential Investment Management, Inc. 2 Gateway Center Newark, NJ 07102	Vice President
Roy D. Henriksson Manager, Chief Investment Officer and Vice President	Prudential Trust Company 30 Scranton Office Park Scranton, PA 18507	Vice President, Sales Officer

Ramius Advisors, LLC

Ramius Advisors, LLC ("Ramius") serves as a Sub-Adviser for the Registrant's Multi-Strategy Alternative Fund. The principal business address of Ramius is 599 Lexington Avenue, 19th Floor, New York, New York 10022. Ramius is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Ramius has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Robeco Investment Management, Inc.

Robeco Investment Management, Inc. ("RIM") is a Sub-Adviser for the Registrant's Small Cap and Small Cap Value Funds. The principal business address of RIM is 909 Third Avenue, New York, New York 10022. RIM is a registered investment adviser under the Advisers Act.

The sole business activity of RIM is to serve as an investment adviser. RIM provides investment advisory services to the Robeco Boston Partners Funds and the Robeco Weiss, Peck, & Greer Funds.

Robeco Investment Management, Inc. is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies,

commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of Robeco Investment Management, Inc. is as follows:

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Mark E. Donovan Co-Chief Executive Officer	Robeco Institutional Asset Management US Inc. 909 Third Avenue 32nd Floor New York, NY 10022	Director
Joseph F. Feeney, Jr. Co-Chief Executive Officer	Robeco US Holding, Inc. 909 Third Avenue 32nd Floor New York, NY 10022	Director
	Robeco Trust Company One Beacon Street 30th Floor Boston, MA 02108	Chief Investment Officer
William George Butterly, III Chief Operating Officer, General Counsel, Chief Compliance Officer & Secretary	Robeco Institutional Asset Management US Inc. 909 Third Avenue 32nd Floor New York, NY 10022	Chief Legal Officer, Chief Compliance Officer & Secretary
	Robeco Securities, L.L.C. 909 Third Avenue 32nd Floor New York, NY 10022	Chief Legal Officer
	Robeco Trust Company One Beacon Street 30th Floor Boston, MA 02108	Chief Operating Officer, Secretary & Director
	RobecoSAM USA, Inc. 909 Third Avenue 32nd Floor New York, NY 10022	Chief Legal Officer, Chief Compliance Officer & Secretary
	Robeco Boston Partners (UK) Limited 16-18 Monument Street London, England EC3R 8AJ United Kingdom	Director, Chief Operating Officer & Secretary
Matthew J. Davis Treasurer & Chief Financial Officer	Robeco Institutional Asset Management US Inc. 909 Third Avenue 32nd Floor New York, NY 10022	President, Treasurer & Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Robeco Securities, L.L.C. 909 Third Avenue 32nd Floor New York, NY 10022	Chief Financial Officer
	Robeco Trust Company One Beacon Street 30th Floor Boston, MA 02108	Director, President, Chief Financial Officer & Treasurer
	Robeco Boston Partners (UK) Limited 16-18 Monument Street London, England EC3R 8AJ United Kingdom	Chief Financial officer
Roderick Munsters Director	Robeco Groep N.V. Coolsingel 120 3011 AG Rotterdam The Netherlands	Chief Executive Officer
Leni M. Boeren Director	Robeco Groep N.V. Coolsingel 120 3011 AG Rotterdam The Netherlands	Chief Operating Officer
	Robeco Institutional Asset Management B.V. Coolsingel 120 3011 AG Rotterdam The Netherlands	Director
	RobecoSAM AG Josefstrasse 218 8005 Zürich Switzerland	Director
	RobecoSAM USA, Inc. 909 Third Avenue 32nd Floor New York, NY 10022	Director
Martin Mlynár Director	Corestone Investment Managers AG Baarerstrasse 37 6300 Zug Switzerland	Chief Executive Officer
	Source Capital AG Grafenauweg 4 6300 Zug Switzerland	Board Member

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Source Capital Holding AG Grafenauweg 4 6300 Zug Switzerland	Board Member

Snow Capital Management, L.P.

Snow Capital Management, L.P. ("SCM"), is a Sub-Adviser for the Registrant's Small Cap and Tax-Managed Small/Mid Cap Funds. The principal business address of SCM is 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143. SCM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Nathan Snyder Senior Portfolio Manager, Principal	Stalwart Insurance LLC 212 Washington Ave., Suite 300 Bridgeville, PA 15017	LLC member
Joshua Schachter Senior Portfolio Manager, Principal	Diamond Kinetics 700 River Avenue Pittsburgh, PA 15212	Investor, Board observer
	Maccabi USA 1511 Walnut Street, Suite 401 Philadelphia, PA 19102	Board member
Richard A. Snow President and Chief Investment Officer	Jewish Healthcare Foundation Centre City Tower, Suite 2400 650 Smithfield Street Pittsburgh PA, 15222	Trustee
	Quality Warehouse	Minority owner
Carl Vuono Chief Operating Officer	Executive House Apartments P.O. Box 728 Wexford, PA 15090	Property management of family owned real estate investment
Maribeth Donnelly Managing Director	YWCA of Pittsburgh 305 Wood Street Pittsburgh, PA 15222	Board member, Investment Committee member

SSGA Funds Management, Inc.

SSGA Funds Management, Inc. ("SSGA FM") is a Sub-Adviser for a portion of the assets of the Registrant's S&P 500 Index, Dynamic Asset Allocation and Multi-Asset Income Funds. The principal business address of SSGA FM is State Street Financial Center One Lincoln Street, Boston, Massachusetts 02111. SSGA FM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
James E. Ross Chairman and Director, SSGA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Executive Vice President of SSGA, a division of State Street Bank and Trust Company
Keith Crawford Treasurer, SSGA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Chief Financial Officer and Global Head of Strategy, SSGA
Alyssa Albertelli, Chief Compliance Officer, SSGA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Chief Compliance Officer, SSGA
Phillip Gillespie Chief Legal Officer, SSGA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	General Counsel, SSGA
Ellen Needham Director and President, SSGA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Senior Managing Director, SSGA
Kristi Mitchem CTA—Chief Marketing Officer, SSGA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Executive Vice President, SSGA
Ann Carpenter Chief Operating Officer, SSGA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Vice President, SSGA
Barry Smith Director of SSGA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Senior Managing Director, SSGA

Wellington Management Company LLP

Wellington Management Company LLP ("Wellington Management") is a Sub-Adviser for the Registrant's Enhanced Income Fund. The principal business address of Wellington Management is 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Wells Capital Management Incorporated

Wells Capital Management Incorporated ("WellsCap") is a Sub-Adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of WellsCap is 525 Market Street, 10th Floor, San Francisco, California 94105. WellsCap is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of WellsCap has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a Sub-Adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
F. Barry Bilson Senior Vice President	Permal Group Limited 12 St. James Square London SW1Y 4LB England	Director
	Legg Mason, Inc. 100 International Drive Baltimore, MD 21202	Senior Vice President
	Royce & Associates, LLC 745 Fifth Avenue New York, NY 10019	Manager
Jeffrey A. Nattans Vice President	Barrett Associates, Inc. 90 Park Avenue New York, NY 10016-130	Director
	Legg Mason Fund Asset Management, Inc. 620 Eighth Avenue 48th Floor New York, NY 10018	Director
	ClearBridge Investments, LLC 620 Eight Avenue New York, NY 10018	Manager
	Clearbridge, LLC 100 International Drive Baltimore, MD 21202	Manager
	Legg Mason, Inc. 100 International Drive Baltimore, MD 21202	Executive Vice President
	Legg Mason Investment Counsel, LLC 100 International Drive Baltimore, MD 21202	Manager
	Legg Mason Investment Counsel & Trust Company, N.A. 100 International Drive Baltimore, MD 21202	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Legg Mason Private Portfolio Group, LLC 300 First Stamford Place Stamford, CT 06902	Manager
	Legg Mason Real Estate Capital, Inc. 10880 Wilshire Boulevard, Suite 1750 Los Angeles, CA 90024	Director
	Legg Mason Real Estate Capital, Inc. II 10880 Wilshire Boulevard, Suite 1750 Los Angeles, CA 90024	Director
	LMOBC, Inc. 600 Vine Street, Suite 2100 Cincinnati, OH 06902	Director
	Pelican Holdings I, LLC. 8889 Pelican Boulevard Suite 500 Naples, FL 34108	Manager
	Pelican Holdings II, Inc. 8889 Pelican Boulevard Suite 500 Naples, FL 34108	Manager
	Permal Group Limited 12 St. James Square London SW1Y 4LB England	Director
	Royce & Associates, LLC 1414 Avenue of the Americas New York, NY 10019	Manager
James W. Hirschmann President and Chief Executive Officer	Western Asset Management Company 385 E. Colorado Blvd. Pasadena, CA 91101	Officer

Western Asset Management Company Limited

Western Asset Management Company Limited ("Western Asset Limited") is a Sub-Adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of Western Asset Limited is 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom. Western Asset Limited is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Thomas Merchant Director	Legg Mason, Inc. 100 International Drive Baltimore, MD 21202	General Counsel
	Legg Mason Political Action Committee (PAC) 100 International Drive Baltimore, MD 21202	Member
Charles Anthony Ruys de Perez General Counsel and Secretary	Western Asset Management Company Limited 10 Exchange Square Primrose Street London EC2A 2EN England	Director
	Western Asset Management Company Ltd Ote Center Building 1-1-3 Otemachi Chiyoda-ku Tokyo 100-0004 Japan	Director
	Western Asset Management Company Pte, Ltd ("WAM Singapore") 1 George Street, #23-01 Singapore 049145	Director
	Western Asset Management Company Pty Ltd ("WAM Australia") Level 13 120 Collins Street GPO Box 507 Melbourne Victoria 3000 Australia	Director
Michael B. Zelouf Director	Western Asset Management Company Limited 10 Exchange Square Primrose Street London EC2A 2EN England	Director

Item 32.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust Fund	December 10, 2010
Huntington Strategy Shares	July 26, 2011
New Covenant Funds	March 23, 2012
Cambria ETF Trust	August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
KraneShares Trust	December 18, 2012
LocalShares Investment Trust	May 6, 2013
SEI Insurance Products Trust	September 10, 2013
KP Funds	September 19, 2013
The Advisors' Inner Circle Fund III	February 12, 2014
J.P. Morgan Exchange-Traded Fund Trust	April 1, 2014
O'Connor EQUUS	June 18, 2014
Winton Series Trust	December 11, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund	June 30, 2015
Winton Diversified Opportunities Fund	September 1, 2015
Gallery Trust	January 8, 2016

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee
Wayne M. Withrow	Director	—

Name	Position and Office with Underwriter	Positions and Offices with Registrant
Kevin P. Barr	Director, President & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
John P. Coary	Vice President & Assistant Secretary	—
Lori L. White	Vice President & Assistant Secretary	—
Judith A. Hirx	Vice President	—
Jason McGhin	Vice President	—
Gary Michael Reese	Vice President	—
Robert M. Silvestri	Vice President

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5); (6); (9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Acadian Asset Management LLC
260 Franklin Street
Boston, Massachusetts 02110

AJO, LP
230 South Broad Street
20th Floor
Philadelphia, Pennsylvania 19102

AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Analytic Investors, LLC
555 West Fifth Street
50th Floor
Los Angeles, California 90013

AQR Capital Management, LLC
2 Greenwich Plaza
Greenwich, Connecticut 06830

Ares Management LLC
2000 Avenue of the Stars
12th Floor
Los Angeles, California 90067

Arrowpoint Asset Management, LLC
100 Fillmore Street
Suite 325
Denver, Colorado 80206

Axiom International Investors LLC
33 Benedict Place
2nd Floor
Greenwich, Connecticut 06830

Beachhead Capital Management, LLC
640 Fifth Avenue
14th Floor
New York, New York 10019

Benefit Street Partners L.L.C.
9 West 57th Street
Suite 4920
New York, New York 10019

BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, New Jersey 08540

Brandywine Global Investment Management, LLC
2929 Arch Street
8th Floor
Philadelphia, PA 19106

Brigade Capital Management, LP
399 Park Avenue
16th Floor
New York, New York 10022

Cardinal Capital Management, L.L.C.
Four Greenwich Office Park
Greenwich, Connecticut 06831

CastleArk Management LLC
1 North Wacker Drive
Suite 3950
Chicago, Illinois 60606

CenterSquare Investment Management, Inc.
630 W. Germantown Pike
Suite 300
Plymouth Meeting, Pennsylvania 19462

Coho Partners, Ltd.
300 Berwyn Park, 801 Cassat Road
Suite 100
Berwyn, Pennsylvania 19312

Delaware Investments Fund Advisers,
a series of Delaware Management Business Trust
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

EAM Investors, LLC
2533 South Coast Highway 101
Suite 240
Cardiff-by-the-Sea, California 92007

Emso Partners Limited
Iron Trades House
21-24 Grosvenor Place
London, SW1X 7HN

Falcon Point Capital, LLC
Two Embarcadero Center
Suite 420
San Francisco, California 94111

Fiduciary Management Associates, LLC
55 West Monroe Street
Suite 2550
Chicago, Illinois 60603

Guggenheim Partners Investment Management, LLC
100 Wilshire Boulevard
Suite 500
Santa Monica, California 90401

Goldman Sachs Asset Management, L.P.
200 West Street
New York, New York 10282

Jackson Square Partners, LLC
101 California Street
Suite 3750
San Francisco, California 94111

Jennison Associates LLC
466 Lexington Avenue
New York, New York 10017

J.P. Morgan Investment Management Inc.
270 Park Avenue
New York, New York 10017

LSV Asset Management
155 N. Wacker Drive
Chicago, Illinois 60606

Metropolitan West Asset Management LLC
865 S. Figueroa Street
Suite 1800
Los Angeles, California 90017

Mountaineer Partners Management, LLC
150 East 58th Street
14th Floor
New York, New York 10155

PanAgora Asset Management Inc.
470 Atlantic Avenue
8th Floor
Boston, Massachusetts 02210

Parametric Portfolio Associates LLC
1918 Eighth Avenue
Suite 3100
Seattle, Washington 98101

QS Investors, LLC
880 Third Avenue
7th Floor
New York, New York 10022

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Ramius Advisors, LLC
599 Lexington Avenue
19th Floor
New York, New York 10022

Robeco Investment Management, Inc.
909 Third Avenue
New York, New York 10022

Snow Capital Management, L.P.
2000 Georgetowne Drive, Suite 200
Sewickley, Pennsylvania 15143

SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Wellington Management Company LLP
280 Congress Street
Boston, Massachusetts 02110

Wells Capital Management Incorporated
525 Market Street
10th Floor
San Francisco, California 94105

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, California 91101

Western Asset Management Company Limited
10 Exchange Square, Primrose Street
London, EC2A 2EN, United Kingdom

Item 34.  Management Services:

None.

Item 35.  Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 113 to Registration Statement No. 033-09504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 31st day of March, 2016.

SEI INSTITUTIONAL MANAGED TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher
  Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	* William M. Doran	Trustee	March 31, 2016
	* George J. Sullivan, Jr.	Trustee	March 31, 2016
	* Nina Lesavoy	Trustee	March 31, 2016
	* James M. Williams	Trustee	March 31, 2016
	* Mitchell A. Johnson	Trustee	March 31, 2016
	* Hubert L. Harris, Jr.	Trustee	March 31, 2016
	* Susan C. Cote	Trustee	March 31, 2016
	/s/ ROBERT A. NESHER Robert A. Nesher	Trustee, President & Chief Executive Officer	March 31, 2016
	/s/ ARTHUR RAMANJULU Arthur Ramanjulu	Controller & Chief Financial Officer	March 30, 2016
*By:	/s/ ROBERT A. NESHER
Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(a)	Registrant's Amended and Restated Agreement and Declaration of Trust, dated March 30, 2016
EX-99.B(d)(2)	Form of Amended Schedule B to the Investment Advisory Agreement, dated December 16, 1994, between the Trust and SIMC
EX-99.B(e)(2)	Form of Amended Schedule A to the Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co.
EX-99.B(g)(9)	Form of Ninth Amendment to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association
EX-99.B(h)(2)	Form of Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services
EX-99.B(i)	Opinion and Consent of Counsel
EX-99.B(j)	Consent of Independent Registered Public Accounting Firm
EX-99.B(n)	Amended and Restated Rule 18f-3 Multiple Class Plan, dated January 28, 2015, with Amended Schedule A, as last revised March 31, 2016
EX-99.B(q)(1)	Power of Attorney, dated March 29, 2016, for Robert A. Nesher, Mitchell A. Johnson, George J. Sullivan, Jr., James M. Williams, Hubert L. Harris, Jr., William M. Doran, Nina Lesavoy and Susan C. Cote